UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme

Vice President and Secretary

901 Marquette Avenue Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
Nuveen Municipal
Bond Funds

It's not what you earn, it's what you keep.®
Semi-Annual Report November 30, 2017

Class / Ticker Symbol
Fund Name	Class A	Class C	Class C1	Class C2	Class I
Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBCX	FACMX	NIBMX	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	NTCCX	FCMNX	NMBCX	FYMNX
Nuveen Nebraska Municipal Bond Fund	FNTAX	NAAFX	FNTCX	NCNBX	FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NAFOX	–	NIMOX	FORCX

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Table
of Contents

NUVEEN      3

Chairman’s Letter
to Shareholders
Dear Shareholders,
Asset prices steadily climbed during 2017, propelled by a “Goldilocks” economic scenario that enabled markets to sidestep geopolitical tensions, natural disasters, terrorism events and political noise. The U.S. economy continued to run not too hot, not too cold, with steady growth and low levels of unemployment, inflation and interest rates. Corporate earnings have been healthy and recession risk appeared low. At the same time, growth across the rest of the world has improved as well, leading to upward revisions in global growth projections.
Yet, a global synchronized recovery also brings the prospect of higher inflation. Central banks have to manage the delicate balance between too-loose financial conditions, which risks economies overheating, and too-tight conditions, which could trigger recession. The nomination of Jerome Powell for Chairman of the U.S. Federal Reserve (Fed) is largely expected to maintain the course set by Chair Janet Yellen after her term expires in February 2018, and the much anticipated tax overhaul, passed at the end of December, may likely boost economic growth but could complicate the Fed’s job of managing interest rates in the years ahead.
Negotiations surrounding the budget showdown are in the forefront, as Congress debates the U.S. debt ceiling limit and spending related to the military, disaster relief, the Children’s Health Insurance Program and immigration policy. In addition, the ongoing “Brexit” negotiations and the North American Free Trade Agreement (NAFTA) talks may impact key trade and political partnerships. Tensions with North Korea may continue to flare.
The magnitude of the market’s bullishness during 2017 has been somewhat surprising, but gains may not be so easy in the coming years. Nobody can predict market shifts, and that is why Nuveen encourages you to talk to your financial advisor to ensure your investment portfolio is appropriately diversified for your objectives, time horizon and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
William J. Schneider
Chairman of the Board
January 22, 2018

4      NUVEEN

Portfolio Managers’
Comments
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen, LLC. Portfolio managers Christopher L. Drahn, CFA, and Michael S. Hamilton review key investment strategies and the Funds’ performance. Chris has managed the Nuveen Minnesota Intermediate Municipal Bond Fund since 1994 and the Nuveen Minnesota Municipal Bond Fund since 2016. Michael has managed the Nuveen Nebraska Municipal Bond Fund since 2016 and the Nuveen Oregon Intermediate Municipal Bond Fund since 1997.
How did the Funds perform during the six-month reporting period ended November 30, 2017?
The tables in the Fund Performance, Expense and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year, ten-year and/or since-inception periods ended November 30, 2017. Each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of their corresponding benchmark and Lipper classification average.
For the six-month reporting period, the Class A Shares at NAV of the Nuveen Minnesota Intermediate Municipal Bond Fund outperformed the S&P Municipal Bond Intermediate Index, the Nuveen Minnesota Municipal Bond Fund outperformed the S&P Municipal Bond Index and the Nuveen Nebraska Municipal Bond Fund underperformed the S&P Municipal Bond Index, while the Nuveen Oregon Intermediate Municipal Bond Fund trailed the S&P Municipal Bond Intermediate Index. Meanwhile, the Minnesota Intermediate, Minnesota and Nebraska Funds each outperformed its respective Lipper classification average, while the Oregon Intermediate Fund’s results were roughly in line.
What strategies were used to manage the Funds during the six-month reporting period ended November 30, 2016 and how did these strategies influence performance?
All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
NUVEEN      5

Portfolio Managers’ Comments (continued)
Nuveen Minnesota Intermediate Municipal Bond Fund
During the six-month reporting period ended November 30, 2017, the Nuveen Minnesota Intermediate Municipal Bond Fund outpaced the S&P Municipal Bond Intermediate Index.
This outperformance relative to the S&P index was partly due to favorable yield curve positioning. Specifically, the Fund’s overweighting in bonds on the longer end of our intermediate-duration universe, especially bonds with durations of roughly 8 to 12 years, which provided a performance advantage in light of longer bonds’ outperformance relative to shorter-dated issues.
The Fund was also well positioned from a credit quality standpoint. With its overweightings in lower investment grade rated and non-rated bonds, we were able to benefit from a market environment that was rewarding lower rated, higher yielding issues, which investors were eager to own as interest rates remained historically low.
The Fund was helped by its overweighting in the health care sector, which enjoyed favorable results during the reporting period. This positive impact, however, was partly offset by an overweighting in pre-refunded securities, an overweighting that grew as several of our holdings were pre-refunded during the reporting period. Because of these bonds’ high credit quality and short maturities, our modest overweighting in this category modestly hampered relative performance.
When making new purchases during the reporting period, most of our new additions to the portfolio consisted of longer-intermediate bonds, with an emphasis on the 10  –  20 year portion of the yield curve, the portion of the Fund’s investment universe that we believed provided better value for shareholders. Proceeds for these purchases came primarily from new shareholder inflows and bond calls.
Our purchases took place across a variety of sectors, with notable bond acquisitions consisting of health care issues we believed provided attractive long-term value. These acquisitions included A rated hospital bonds issued by Fairview Health, as well as several non-rated bond issues of senior housing providers: Presbyterian Homes and Services in St. Paul Park, Samaritan Bethany in Rochester, and Country Manor in Sartell.
Nuveen Minnesota Municipal Bond Fund
The Nuveen Minnesota Municipal Bond Fund’s Class A Shares at NAV outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017.
Bond yields drifted upward during the reporting period, especially on the short end of the yield curve. Shorter-dated issues tended to struggle and underperform their longer-maturity counterparts. Accordingly, our overweighting in longer-dated bonds and corresponding underweighting in shorter-maturity bonds were positive factors behind the Fund’s relative showing.
The Fund’s credit quality allocation also had a positive performance impact. During the reporting period, lower rated bonds tended to outperform higher rated securities, reflecting investors’ preference for higher yielding securities amid continued historically low interest rates. In such an environment, our relative overweightings in bonds with lower investment grade credit ratings, as well as in the non-rated category, added value, while maintaining more limited exposure to the market’s highly rated bonds further contributed.
On a sector basis, an overweighting in health care issues contributed to the Fund’s relative performance, as did our underweighting in state and local general obligation bonds, which underperformed.
When buying new bonds for the Fund, we primarily used the proceeds of new shareholder investments, bond calls and maturities. To a lesser extent, we also funded new purchases by selling certain longer dated, lower coupon bonds. In our opinion, these bonds were opportune sales candidates because they can be less resilient in more challenging market environments. To seek to generate more consistent performance in the future irrespective of the market backdrop, we opted to replace some of these securities with new higher coupon bonds available in the marketplace.
Our new purchases during the reporting period, which took place in both the primary and secondary municipal bond markets, became somewhat more frequent toward the end of the reporting period as the available supply picked up. Our acquisitions emphasized longer-dated bonds with maturities of 15 to 30 years, a portion of the yield curve that we believed offered a better return for shareholders.
During the reporting period, we added BBB rated bonds of Bethel University; these issues replaced some older securities in the portfolio previously called by the issuer. Other notable purchases consisted of A rated bonds of Fairview Health, a Minnesota hospital sys
6      NUVEEN

tem. We also added several non-rated bonds to the portfolio, including senior housing bonds issued by Presbyterian Homes and Services in St. Paul Park and Samaritan Bethany, an assisted living community in Rochester, Minnesota.
Nuveen Nebraska Municipal Bond Fund
The Nuveen Nebraska Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2017.
The Fund’s sector positioning was a modest drag on relative performance, primarily due to our overweighting in the pre-refunded market segment. These securities, which are very short-term and high in quality, lagged in an environment in which investors sought additional yield through longer-term and lower quality securities.
On the positive side, our duration (interest rate) positioning lifted results. The portfolio maintained a larger-than-index exposure to bonds with durations of ten years and longer, which outperformed the S&P index, and underweighted in bonds six years and shorter, which lagged.
On balance, credit quality positioning was also a positive factor. Overweighting bonds with lower investment grade ratings, especially A rated bonds, added value in light of these securities’ relative outperformance. Additionally, underweighting securities rated AAA, the highest quality tier in the marketplace, had a positive performance impact, since these bonds generally failed to keep pace with their lower quality counterparts. The positive effects of this combined positioning, however, were offset by the portfolio’s underweighting in BBB rated and non-investment grade bonds, two higher yielding categories that posted the best overall results during the reporting period.
Sizable investment inflows, as well as bond calls and maturities, provided us with significant proceeds to invest this reporting period. Fortunately, the supply of Nebraska bonds was ample, affording opportunities to purchase securities at appealing valuations. Municipal bond supply in Nebraska, like in most states, was spurred late in the reporting period by some issuers “pulling forward” deals that had been scheduled for 2018, moves made in anticipation of the proposed elimination of the tax exemption for advance refunding and private activity bonds.
Our purchases were generally bonds with maturities beyond 13 years, a part of the yield curve we found particularly attractive due to comparatively high yields that added to the Fund’s income. New purchases were spread across a number of credit quality segments and market sectors, most notably health care, water and sewer, utilities, and higher education.
We eliminated holdings in U.S. Virgin Islands Port Authority marine revenue bonds. This sale reflected the potential negative impact of Hurricane Irma on the issuer’s revenues, which are highly dependent on tourism and the local economy.
Nuveen Oregon Intermediate Municipal Bond Fund
The Nuveen Oregon Intermediate Municipal Bond Fund underperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended November 30, 2017. In part, this result reflected the Oregon municipal market’s underperformance of the national municipal market. Comparatively heavy issuance of Oregon bonds earlier in 2017 continued to weigh on Oregon municipal bond prices throughout the reporting period.
Duration, or interest rate, positioning was a modest positive performance factor for the Fund, led by our overweighting in bonds of eight years and longer. These securities outpaced those with maturities of two to six years, in which the Fund was underweighted. Additionally, being overweighted in bonds with durations of less than two years contributed in light of their relative outperformance.
Credit quality positioning also had a favorable impact on performance. Overweighting lower investment grade bonds, and especially BBB rated issues, added value, given these securities’ outperformance, as investors gravitated toward bonds with higher yields. Additionally, underweighting securities rated AAA and AA also contributed, reflecting the relative underperformance of lower yielding bonds.
Sector positioning was modestly beneficial, with our underweighting in state general obligation bonds aiding relative results. In contrast, a relative underweighting in the higher education sector detracted modestly as this sector outperformed the index as a whole.
Bond sales were limited during the reporting period, given our preference for generally maintaining the Fund’s existing credit quality and sector positioning, which we continued to like throughout the reporting period. However, we did identify some opportunities to sell a handful of lower coupon holdings at what we viewed as attractive valuations. We were concerned that these securities might be particularly vulnerable to further potential interest rate hikes.
NUVEEN      7

Portfolio Managers’ Comments (continued)
We used proceeds from these sales, as well as those of bond calls and maturities, to purchase new, higher coupon bonds with maturities in the 12- to 15-year portion of the yield curve. These purchases took place across several sectors, including health care, local general obligation and higher education. At the same time, we allowed the Fund’s position in cash and cash equivalents to increase to roughly 4.5% of net assets by the end of the reporting period. We employed this strategy to help balance out the additional interest rate sensitivity stemming from our purchases of longer term securities and keep our duration in line with the intermediate index.
Another notable purchase was a variable-rate security issued by Salem Hospital. This security provides a hedge against rising interest rates due to the fact that its coupon resets weekly. It also offers a potentially higher return than cash, especially if interest rates continue to rise. Another reason we found these securities attractive was that the market for them is relatively liquid, meaning we expect to be able to easily sell them when we see attractive opportunities among fixed-rate securities.
Note About Investment Valuations
The municipal securities held by the Funds are valued by the Funds’ pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. Thus, the current net asset value of a Fund’s shares might be impacted, higher or lower, if the Fund were to use a different pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Fund’s then-current municipal bond pricing service was acquired by the parent company of another pricing service, and the combination of the valuation methodologies used by the two organizations took place on October 16, 2017. The change of valuation methodologies due to that combination had little or no impact on the net asset value of each Fund’s shares.
8      NUVEEN

Risk Considerations
and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
As of November 30, 2017, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. Minnesota Intermediate, Minnesota and Nebraska had positive UNII balances, while Oregon Intermediate had a negative UNII balance for financial reporting purposes.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.
NUVEEN      9

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10      NUVEEN

Fund Performance, Expense Ratios
and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.
NUVEEN      11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Minnesota Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.52%	4.73%	2.15%	3.92%
Class A Shares at maximum Offering Price	(2.47)%	1.64%	1.54%	3.60%
S&P Municipal Bond Intermediate Index	(0.06)%	4.96%	2.38%	4.39%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	(0.27)%	3.56%	1.26%	3.17%
Class I Shares	0.70%	4.94%	2.36%	4.07%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.11%	3.81%	N/A	2.21%
Class C1 Shares	0.28%	4.24%	1.70%	3.31%
Class C2 Shares	0.23%	4.14%	1.61%	3.40%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.55%	4.58%	2.54%	3.98%
Class A Shares at maximum Offering Price	(1.48)%	1.41%	1.92%	3.67%
Class I Shares	1.74%	4.78%	2.76%	4.14%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.25%	3.76%	N/A	2.37%
Class C1 Shares	1.31%	4.09%	2.07%	3.37%
Class C2 Shares	1.26%	3.99%	1.98%	3.47%
Since inception returns for Class C, Class C1 and Class C2 Shares are from 2/10/14, 10/28/09 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
12      NUVEEN

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.81%	1.61%	1.26%	1.36%	0.61%
Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	0.00%
NUVEEN      13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Minnesota Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.09%	6.55%	2.72%	4.79%
Class A Shares at maximum Offering Price	(3.12)%	2.04%	1.83%	4.34%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Minnesota Municipal Debt Funds Classification Average	0.42%	4.35%	1.96%	3.68%
Class C1 Shares	0.86%	6.08%	2.25%	4.29%
Class I Shares	1.19%	6.78%	2.92%	4.97%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.68%	5.78%	N/A	3.69%
Class C2 Shares	0.80%	6.04%	2.17%	5.21%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.28%	6.40%	3.21%	4.94%
Class A Shares at maximum Offering Price	(2.00)%	1.93%	2.33%	4.49%
Class C1 Shares	2.05%	5.93%	2.74%	4.46%
Class I Shares	2.47%	6.62%	3.41%	5.14%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.86%	5.53%	N/A	3.86%
Class C2 Shares	1.99%	5.80%	2.65%	5.29%
Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
14      NUVEEN

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.81%	1.61%	1.26%	1.36%	0.61%
Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	0.00%
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Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Nebraska Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.34%	4.81%	1.90%	4.07%
Class A Shares at maximum Offering Price	(3.86)%	0.40%	1.02%	3.62%
S&P Municipal Bond Index	0.46%	5.00%	2.60%	4.33%
Lipper Other States Municipal Debt Funds Classification Average	(0.05)%	3.47%	1.56%	3.36%
Class C1 Shares	0.18%	4.31%	1.44%	3.62%
Class I Shares	0.52%	5.08%	2.09%	4.29%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.01%	4.04%	N/A	2.94%
Class C2 Shares	0.15%	4.21%	1.33%	4.01%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.74%	4.92%	2.61%	4.20%
Class A Shares at maximum Offering Price	(2.53)%	0.54%	1.74%	3.75%
Class C1 Shares	1.49%	4.42%	2.15%	3.74%
Class I Shares	1.82%	4.99%	2.78%	4.41%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.32%	4.05%	N/A	3.15%
Class C2 Shares	1.45%	4.33%	2.04%	4.13%
Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
16      NUVEEN

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Gross Expense Ratios	0.93%	1.73%	1.38%	1.48%	0.73%
Net Expense Ratios	0.89%	1.69%	1.34%	1.44%	0.69%
The Fund's investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2019, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing or portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.
Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	0.00%
NUVEEN      17

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Oregon Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2017
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(0.26)%	4.20%	1.52%	3.39%
Class A Shares at maximum Offering Price	(3.26)%	1.06%	0.91%	3.08%
S&P Municipal Bond Intermediate Index	(0.06)%	4.96%	2.38%	4.39%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	(0.27)%	3.56%	1.26%	3.17%
Class I Shares	(0.17)%	4.38%	1.71%	3.57%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(0.67)%	3.26%	N/A	1.63%
Class C2 Shares	(0.55)%	3.60%	0.97%	2.83%
Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.92%	3.98%	1.97%	3.47%
Class A Shares at maximum Offering Price	(2.13)%	0.87%	1.35%	3.16%
Class I Shares	1.01%	4.05%	2.15%	3.64%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.51%	3.04%	N/A	1.81%
Class C2 Shares	0.63%	3.28%	1.39%	2.90%
Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.81%	1.61%	1.36%	0.61%
18      NUVEEN

Effective Leverage Ratio as of November 30, 2017

Effective Leverage Ratio	0.00%
NUVEEN      19

Yields as of November 30, 2017
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. If the fund did not receive a fee waiver/expense reimbursement during the period under its most recent agreement, subsidized and unsubsidized yields well be equal. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.69%	1.98%	2.31%	2.21%	2.97%
SEC 30-Day Yield	1.63%	0.88%	1.23%	1.13%	1.88%
Taxable-Equivalent Yield (35.1%)[2]	2.51%	1.36%	1.90%	1.74%	2.90%
Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.90%	2.21%	2.58%	2.46%	3.24%
SEC 30-Day Yield	2.00%	1.29%	1.64%	1.54%	2.29%
Taxable-Equivalent Yield (35.1%)[2]	3.08%	1.99%	2.53%	2.37%	3.53%
Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.86%	2.15%	2.50%	2.42%	3.15%
SEC 30-Day Yield - Subsidized	1.49%	0.76%	1.11%	1.01%	1.75%
SEC 30-Day Yield - Unsubsidized	1.49%	0.76%	1.10%	1.00%	1.75%
Taxable-Equivalent Yield - Subsidized (32.9%)[2]	2.22%	1.13%	1.65%	1.51%	2.61%
Taxable-Equivalent Yield - Unsubsidized (32.9%)[2]	2.22%	1.13%	1.64%	1.49%	2.61%
20      NUVEEN

Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.17%	1.42%	1.65%	2.41%
SEC 30-Day Yield	1.16%	0.40%	0.65%	1.40%
Taxable-Equivalent Yield (35.1%)[2]	1.79%	0.62%	1.00%	2.16%
1     The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2     The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
NUVEEN      21

Holding
Summaries as of November 30, 2017
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S Government or agency.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Minnesota Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.2%
Short-Term Municipal Bonds	0.5%
Other Assets Less Liabilities	1.3%
Net Assets	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	19.0%
U.S. Guaranteed	15.5%
Health Care	15.3%
Tax Obligation/General	13.9%
Utilities	11.8%
Long-Term Care	10.7%
Transportation	5.5%
Other	8.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	18.3%
AA	31.8%
A	24.0%
BBB	7.1%
BB or Lower	3.9%
N/R (not rated)	14.9%
Total	100%
22       NUVEEN

Nuveen Minnesota Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.4%
Short-Term Municipal Bonds	2.1%
Other Assets Less Liabilities	0.5%
Net Assets	100%
Portfolio Composition (% of total investments)
Health Care	17.4%
Education and Civic Organizations	16.8%
Tax Obligation/General	15.8%
U.S. Guaranteed	13.9%
Utilities	11.9%
Long-Term Care	9.7%
Tax Obligation/Limited	5.7%
Transportation	5.1%
Other	3.7%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	17.5%
AA	26.1%
A	27.2%
BBB	8.2%
BB or Lower	6.9%
N/R (not rated)	14.1%
Total	100%
NUVEEN       23

Holding Summaries as of November 30, 2017 (continued)
Nuveen Nebraska Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.4%
Other Assets Less Liabilities	1.6%
Net Assets	100%
Portfolio Composition (% of total investments)
U.S. Guaranteed	21.3%
Utilities	18.7%
Health Care	13.1%
Tax Obligation/General	12.3%
Education and Civic Organizations	11.4%
Long-Term Care	6.8%
Tax Obligation/Limited	5.8%
Other	10.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	26.0%
AA	37.2%
A	32.8%
BBB	3.0%
BB or Lower	1.0%
Total	100%
24       NUVEEN

Nuveen Oregon Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	94.8%
Short-Term Municipal Bonds	2.0%
Other Assets Less Liabilities	3.2%
Net Assets	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	32.0%
Health Care	18.7%
Tax Obligation/Limited	12.5%
U.S. Guaranteed	10.8%
Water and Sewer	10.1%
Education and Civic Organizations	6.4%
Other	9.5%
Total	100%
Bond Credit Quality (% of total investment exposure)
AAA/U.S. Guaranteed	25.2%
AA	47.4%
A	17.1%
BBB	8.1%
N/R (not rated)	2.2%
Total	100%
NUVEEN       25

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2017.
The beginning of the period is June 1, 2017.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.20	$1,001.10	$1,002.80	$1,002.30	$1,007.00
Expenses Incurred During the Period	$ 4.12	$ 8.13	$ 6.38	$ 6.88	$ 3.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,018.70	$1,018.20	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 6.43	$ 6.93	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62%, 1.27%, 1.37% and 0.62% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
26      NUVEEN

Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,010.90	$1,006.80	$1,008.60	$1,008.00	$1,011.90
Expenses Incurred During the Period	$ 4.13	$ 8.15	$ 6.39	$ 6.90	$ 3.13
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,018.70	$1,018.20	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 6.43	$ 6.93	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62%, 1.27%, 1.37% and 0.62% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,003.40	$1,000.10	$1,001.80	$1,001.50	$1,005.20
Expenses Incurred During the Period	$ 4.42	$ 8.42	$ 6.67	$ 7.17	$ 3.42
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.66	$1,016.65	$1,018.40	$1,017.90	$1,021.66
Expenses Incurred During the Period	$ 4.46	$ 8.49	$ 6.73	$ 7.23	$ 3.45
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.88%, 1.68%, 1.33%, 1.43% and 0.68% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 997.40	$ 993.30	$ 994.50	$ 998.30
Expenses Incurred During the Period	$ 4.11	$ 8.09	$ 6.85	$ 3.11
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,018.20	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 6.93	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62%, 1.37% and 0.62% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
NUVEEN      27

Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.2%
	MUNICIPAL BONDS – 98.2%
	Education and Civic Organizations – 18.8%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 425	3.000%, 8/01/23	No Opt. Call	BB+	$418,888
720	3.500%, 8/01/25	No Opt. Call	BB+	719,496
130	4.000%, 8/01/28	8/26 at 100.00	BB+	129,771
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	103,737
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,014,590
210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	12/20 at 102.00	BBB-	226,907
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	204,235
710	5.250%, 7/01/37	7/25 at 100.00	BB+	755,546
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	209,884
465	4.000%, 7/01/23	No Opt. Call	BB+	489,189
300	4.000%, 7/01/24	No Opt. Call	BB+	314,847
135	4.000%, 7/01/25	No Opt. Call	BB+	141,471
130	4.000%, 7/01/26	7/25 at 100.00	BB+	134,992
300	4.000%, 7/01/27	7/25 at 100.00	BB+	310,902
370	4.000%, 7/01/28	7/25 at 100.00	BB+	381,862
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	248,705
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	695,865
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,008,546
40	5.000%, 7/01/36	7/26 at 100.00	N/R	39,522
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,809,153
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	1,015,460
500	5.000%, 7/01/36	7/26 at 100.00	N/R	505,890
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
$ 635	4.000%, 5/01/18	No Opt. Call	A2	$641,693
255	4.000%, 5/01/19	No Opt. Call	A2	263,017
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,417,297
1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,390,532
	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	570,834
315	4.000%, 9/01/21	9/20 at 100.00	A2	330,942
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,124,240
	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016:
500	3.000%, 6/01/21	No Opt. Call	Baa1	519,870
710	3.000%, 6/01/23	No Opt. Call	Baa1	739,607
815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	829,148
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,300	5.000%, 5/01/32	5/27 at 100.00	BBB-	2,613,973
405	5.000%, 5/01/37	5/27 at 100.00	BBB-	453,329
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,725,568
300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	319,965
655	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.250%, 3/01/32	3/26 at 100.00	Baa1	641,782
150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.000%, 12/01/28	12/19 at 100.00	Baa2	160,440
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	210,486
310	3.375%, 12/01/22	No Opt. Call	Baa2	318,395
380	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S, 4.500%, 12/01/17	No Opt. Call	Baa2	380,000
750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	793,275
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	377,122
250	5.000%, 10/01/22	No Opt. Call	A3	284,203
500	5.000%, 10/01/23	No Opt. Call	A3	579,095
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,082,218
NUVEEN      29

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	$1,278,350
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	831,938
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	551,965
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	717,675
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	1,182,460
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,125	4.500%, 10/01/18	No Opt. Call	A2	1,153,114
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,072,091
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,182,020
775	4.000%, 4/01/26	4/23 at 100.00	A2	840,658
300	4.000%, 4/01/27	4/23 at 100.00	A2	323,385
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,181,040
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	AA-	1,023,356
1,755	4.000%, 10/01/23	10/19 at 100.00	AA-	1,818,829
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,638,139
880	4.375%, 10/01/25	10/21 at 100.00	AA-	949,819
905	4.500%, 10/01/26	10/21 at 100.00	AA-	980,939
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,239,783
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,029,245
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,105,686
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB+	965,705
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	594,468
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 144A, 5.000%, 8/01/22	No Opt. Call	BB+	727,920
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	CCC-	52,505
480	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 144A, 5.500%, 7/01/38	7/27 at 100.00	N/R	500,280
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	$2,091,456
600	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB-	645,636
885	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	922,913
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	257,425
700	5.000%, 7/01/33	7/23 at 100.00	BB+	726,145
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BBB-	266,183
2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,596,108
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,753,103
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,079,360
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,075,280
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,066,590
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
205	3.750%, 6/01/26	6/24 at 100.00	N/R	205,703
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,050
63,685	Total Education and Civic Organizations			67,283,811
	Health Care – 14.5%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,494,488
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	1,213,929
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,091,168
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,140,018
400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	2/18 at 100.00	BBB-	400,728
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	105,376
660	4.000%, 4/01/25	4/22 at 100.00	BBB	690,386
400	4.000%, 4/01/26	4/22 at 100.00	BBB	416,592
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,281,840
NUVEEN      31

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
$ 495	5.000%, 5/01/31	5/27 at 100.00	Baa1	$567,745
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	462,749
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,010	5.000%, 11/15/28	11/25 at 100.00	A+	1,183,185
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,165,220
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,161,130
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,308,900
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	AA-	1,086,520
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	596,700
1,085	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	1,173,894
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	278,327
250	4.050%, 12/01/26	12/20 at 100.00	N/R	251,823
250	4.150%, 12/01/27	12/20 at 100.00	N/R	251,328
500	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	515,850
760	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/18 at 100.00	N/R	761,087
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
2,300	5.000%, 11/15/29	No Opt. Call	AA	2,842,662
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,269,540
1,175	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,295,813
695	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A	735,289
500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A	515,090
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	84,758
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,225	5.000%, 7/01/28	7/25 at 100.00	A+	3,760,930
1,240	5.000%, 7/01/30	7/25 at 100.00	A+	1,425,926
4,500	5.000%, 7/01/32	7/25 at 100.00	A+	5,131,845
1,115	4.000%, 7/01/35	7/25 at 100.00	A+	1,163,190
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,540	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA-	$1,644,874
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,168,280
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,838,741
625	4.000%, 11/15/36	11/27 at 100.00	A+	656,956
1,855	4.000%, 11/15/37	11/27 at 100.00	A+	1,945,042
500	4.000%, 11/15/43	11/27 at 100.00	A+	522,980
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,364,280
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,283,366
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	504,963
260	5.000%, 7/01/34	7/21 at 100.00	BBB	270,507
46,970	Total Health Care			52,024,015
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	514,235
	Housing/Single Family – 1.2%
500	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	524,320
535	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	557,588
405	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	428,778
130	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	5/18 at 100.00	AA+	138,759
260	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	265,985
185	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	190,711
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
1,485	1.750%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	1,459,012
735	3.200%, 7/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	728,606
4,235	Total Housing/Single Family			4,293,759
	Industrials – 0.9%
2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,136,534
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,041,340
3,020	Total Industrials			3,177,874
NUVEEN      33

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 10.6%
$ 1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	$1,162,510
565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	Baa1	589,453
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	896,329
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,097,057
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	322,621
500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/37	11/25 at 100.00	N/R	522,210
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	238,055
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,039,390
500	5.000%, 1/01/34	1/23 at 100.00	N/R	518,325
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 144A:
2,385	3.875%, 8/01/29	8/22 at 100.00	N/R	2,238,418
1,100	5.000%, 8/01/36	8/22 at 100.00	N/R	1,122,814
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,455,162
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,462,888
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,657,177
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	442,446
750	5.250%, 11/01/45	5/23 at 100.00	N/R	776,340
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	786,013
805	4.000%, 8/01/27	8/25 at 100.00	N/R	816,648
2,615	4.000%, 8/01/30	8/25 at 100.00	N/R	2,602,030
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 2.000%, 6/01/36	12/17 at 100.00	N/R	1,000,030
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C:
$ 210	2.000%, 6/01/19	No Opt. Call	N/R	$209,693
230	2.125%, 6/01/20	No Opt. Call	N/R	229,639
250	2.500%, 6/01/22	6/21 at 101.00	N/R	248,423
250	3.050%, 6/01/27	6/21 at 101.00	N/R	246,750
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,813,544
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	11/20 at 100.00	N/R	1,002,970
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	496,970
515	3.500%, 9/01/27	9/24 at 100.00	N/R	515,901
550	3.700%, 9/01/28	9/24 at 100.00	N/R	553,569
350	3.800%, 9/01/29	9/24 at 100.00	N/R	352,471
565	3.900%, 9/01/30	9/24 at 100.00	N/R	570,656
2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	Baa2	2,135,520
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,122,102
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,810,708
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	189,520
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,424,219
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	666,825
310	5.300%, 5/01/27	5/19 at 102.00	N/R	329,980
500	5.300%, 11/01/27	5/19 at 102.00	N/R	532,225
515	5.500%, 11/01/32	5/19 at 102.00	N/R	540,503
36,705	Total Long-Term Care			37,738,104
	Tax Obligation/General – 13.7%
285	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C, 4.100%, 2/01/18	No Opt. Call	Aa1	286,308
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A:
1,000	5.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	1,095,860
1,170	5.000%, 2/01/24 – AGM Insured	No Opt. Call	AA	1,366,490
2,105	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,350,611
2,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	2,169,640
NUVEEN      35

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	$451,859
1,385	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, Series 2017A, 3.000%, 2/01/31	2/27 at 100.00	AA+	1,380,485
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,045,570
1,845	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/31	2/26 at 100.00	AA+	1,838,985
2,220	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,438,515
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	681,632
455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	468,350
2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,080,282
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,088,320
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,381,118
1,710	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/29	2/24 at 100.00	AA+	1,732,093
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,109,430
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,339,260
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,115,540
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	578,104
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	659,454
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,600,006
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	576,201
655	3.000%, 2/01/28	2/24 at 100.00	Aa2	669,056
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,200,974
620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	675,254
1,880	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,894,720
1,595	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/29	2/25 at 100.00	Aa2	1,731,261
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	$1,205,237
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AA+	633,024
1,565	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,725,428
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,496,914
750	3.125%, 2/01/31	2/26 at 100.00	Aa2	760,523
1,225	3.200%, 2/01/32	2/26 at 100.00	Aa2	1,244,355
1,215	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,396,630
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,326,428
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,180,940
45,720	Total Tax Obligation/General			48,974,857
	Tax Obligation/Limited – 4.7%
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	827,650
	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	691,670
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,002,750
2,685	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,706,023
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	217,382
495	3.650%, 3/01/24	3/23 at 100.00	N/R	505,415
200	3.800%, 3/01/25	3/23 at 100.00	N/R	204,190
200	4.000%, 3/01/27	3/23 at 100.00	N/R	203,686
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	348,225
	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,134,691
500	5.000%, 3/01/29	3/24 at 100.00	N/R	520,615
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA	1,269,520
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,325,067
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	614,511
350	3.250%, 2/01/30	2/25 at 100.00	A1	356,723
NUVEEN      37

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
$ 205	5.000%, 5/01/22	No Opt. Call	A1	$228,165
235	4.000%, 5/01/26	No Opt. Call	A1	262,523
175	4.000%, 5/01/27	No Opt. Call	A1	195,174
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	730,831
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	852,424
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,107,297
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30	2/26 at 100.00	A+	535,180
15,905	Total Tax Obligation/Limited			16,839,712
	Transportation – 5.5%
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA-	1,025,360
1,000	5.000%, 1/01/20	1/19 at 100.00	AA-	1,038,160
500	5.000%, 1/01/21	1/19 at 100.00	AA-	519,025
2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,549,113
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,837,334
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	3,021,452
2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,305,720
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
650	5.000%, 1/01/34	1/27 at 100.00	AA-	767,312
1,940	5.000%, 1/01/35	1/27 at 100.00	AA-	2,285,010
1,325	5.000%, 1/01/37	1/27 at 100.00	AA-	1,553,669
1,630	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	1,681,459
17,675	Total Transportation			19,583,614
	U.S. Guaranteed – 15.3% (4)
395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB- (4)	434,654
1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	1,005,620
595	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C, 4.200%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	597,689
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
$ 635	5.500%, 2/01/23 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	$710,127
750	5.500%, 2/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	838,733
875	5.500%, 2/01/25 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	978,521
1,010	5.500%, 2/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	1,129,493
1,150	5.500%, 2/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	1,286,057
1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa2 (4)	1,204,956
1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	1,963,251
1,185	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa2 (4)	1,190,700
	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,165,939
465	4.500%, 2/01/22 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	467,381
1,100	4.625%, 2/01/24 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,105,852
500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 (Pre-refunded 2/01/18) – AGC Insured	2/18 at 100.00	AA (4)	502,955
4,575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	4,792,404
3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	3,561,160
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B:
1,040	5.000%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	A3 (4)	1,102,743
175	4.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	A3 (4)	183,208
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18 (ETM)	No Opt. Call	Baa3 (4)	1,022,590
1,385	4.375%, 10/01/20 (ETM)	No Opt. Call	Baa3 (4)	1,487,532
500	4.500%, 10/01/21 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3 (4)	538,735
250	5.000%, 10/01/29 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3 (4)	272,800
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18 (ETM)	No Opt. Call	Baa3 (4)	1,023,610
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3 (4)	722,594
	Minnesota Higher Education Facilities Authority, Saint John's University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19 (Pre-refunded 10/01/18)	10/18 at 100.00	A2 (4)	296,850
385	4.300%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	A2 (4)	394,409
145	4.500%, 10/01/22 (Pre-refunded 10/01/18)	10/18 at 100.00	A2 (4)	148,780
1,050	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/19 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	1,052,951
NUVEEN      39

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 2,155	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	$2,161,056
500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa2 (4)	502,560
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	1,052,200
965	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (4)	1,023,990
2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.625%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	2,562,600
1,480	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,571,316
1,595	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,699,185
1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19 (ETM)	No Opt. Call	A (4)	1,065,303
	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
190	4.500%, 12/01/19 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	190,000
290	4.500%, 12/01/20 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	290,000
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	835,155
895	4.125%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	929,252
935	4.250%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	971,549
575	4.250%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	597,477
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	1,214,500
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	2,775,132
1,250	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	1,375,888
	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
325	4.000%, 2/01/19 (ETM)	No Opt. Call	AA- (4)	334,061
340	4.100%, 2/01/20 (ETM)	No Opt. Call	AA- (4)	357,734
1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (4)	1,071,530
640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	640,000
200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	AA+ (4)	200,744
51,815	Total U.S. Guaranteed			54,603,526
40      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 11.6%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
$ 395	3.500%, 12/01/22 – AGM Insured	No Opt. Call	AA	$420,110
475	4.000%, 12/01/28	12/24 at 100.00	AA	507,542
495	4.000%, 12/01/29	12/24 at 100.00	AA	524,408
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,272,046
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	564,075
670	5.000%, 12/01/26	12/22 at 100.00	A1	754,849
340	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A, 3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	344,556
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A2	584,460
500	5.000%, 10/01/30	10/24 at 100.00	A2	583,770
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A2	1,028,130
3,090	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A-	3,295,022
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,587,843
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	652,593
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	755,850
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/33	12/26 at 100.00	Aa3	1,179,910
450	5.000%, 12/01/34	12/26 at 100.00	Aa3	528,606
580	5.000%, 12/01/35	12/26 at 100.00	Aa3	679,801
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (Alternative Minimum Tax)	10/27 at 100.00	A-	1,094,428
295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	No Opt. Call	A1	295,566
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	A+	2,700,400
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	3,370,185
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,710,350
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,022,240
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,415,900
NUVEEN      41

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2015A:
$ 1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	$1,559,574
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,159,560
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29	1/24 at 100.00	Aa3	3,299,673
2,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	3,172,043
1,000	5.000%, 1/01/31	1/24 at 100.00	Aa3	1,151,640
1,150	5.000%, 1/01/32	1/24 at 100.00	Aa3	1,322,270
38,585	Total Utilities			41,537,400
	Water and Sewer – 1.3%
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A:
1,905	4.000%, 11/01/24 – BAM Insured	11/23 at 100.00	AA	2,086,242
2,000	4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,139,940
250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/22	No Opt. Call	A-	277,850
4,155	Total Water and Sewer			4,504,032

$ 328,970	Total Long-Term Investments (cost $339,504,922)			351,074,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Health Care – 0.5%
$ 2,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008A, 1.210%, 11/15/38 (Mandatory put 12/04/17) (5)	2/18 at 100.00	A-1+	$ 2,000,000
$ 2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000
	Total Investments (cost $341,504,922) – 98.7%			353,074,939
	Other Assets Less Liabilities – 1.3%			4,563,039
	Net Assets – 100%			$ 357,637,978
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
See accompanying notes to financial statements.
42      NUVEEN

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 97.4%
	Consumer Staples – 0.5%
$ 1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	6/20 at 100.00	BBB+	$ 1,917,702
	Education and Civic Organizations – 15.7%
65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	60,128
800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	901,576
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	101,459
1,000	5.000%, 7/01/47	7/24 at 102.00	N/R	1,002,730
1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	12/20 at 102.00	BBB-	1,594,007
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
405	5.250%, 7/01/37	7/25 at 100.00	BB+	430,981
500	5.500%, 7/01/50	7/25 at 100.00	BB+	544,940
300	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	288,933
	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A:
1,750	5.600%, 11/01/30	11/18 at 102.00	BB+	1,817,078
875	5.875%, 11/01/40	11/18 at 102.00	BB+	903,551
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,084,040
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	98,805
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,469,412
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	644,052
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,046,680
525	5.000%, 7/01/44	7/24 at 100.00	BB+	534,056
3,805	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	3,759,226
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	100,776
NUVEEN      43

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$ 2,740	6.000%, 7/01/43	7/23 at 100.00	BB	$2,882,644
1,260	6.125%, 7/01/48	7/23 at 100.00	BB	1,330,043
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Baa3	451,268
395	3.500%, 5/01/23	5/21 at 100.00	Baa3	406,388
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
1,845	5.000%, 5/01/37	5/27 at 100.00	BBB-	2,065,164
2,200	5.000%, 5/01/47	5/27 at 100.00	BBB-	2,440,174
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,065,180
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,061,880
1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.300%, 12/01/40	12/19 at 100.00	Baa2	1,961,523
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	633,684
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,017,440
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	400,057
385	5.000%, 10/01/34	10/25 at 100.00	A2	438,619
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,173,958
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB+	1,154,555
650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	688,591
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 144A, 5.000%, 8/01/22	No Opt. Call	BB+	599,463
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CCC-	89,639
2,940	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	2,951,642
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	9/20 at 101.00	BB+	1,566,365
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,703,255
44      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
$ 625	5.300%, 7/01/45	7/25 at 100.00	BB	$651,069
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,072,508
1,450	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,485,351
185	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 2.600%, 3/01/18	No Opt. Call	BBB-	185,135
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	1,864,717
205	5.125%, 10/01/48	10/26 at 100.00	N/R	189,354
1,435	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,518,646
	University of Minnesota, General Obligation Bonds, Series 2014B:
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,392,858
1,185	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,263,909
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,100
55,835	Total Education and Civic Organizations			58,107,609
	Health Care – 16.5%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	511,050
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	1,983,980
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	548,377
485	5.000%, 4/01/41	4/27 at 100.00	BBB	533,112
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	398,704
500	4.000%, 4/01/27	4/22 at 100.00	BBB	519,095
760	4.000%, 4/01/31	4/22 at 100.00	BBB	782,177
2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A1	2,706,950
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,027,450
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	487,458
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	491,314
NUVEEN      45

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
$ 485	4.000%, 11/15/40	11/25 at 100.00	A+	$507,518
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,261,660
130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA	137,497
2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	AA-	2,635,352
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	596,700
1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA	1,071,531
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,046,896
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A	1,856,128
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	64,475
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	A1	764,593
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A+	9,464,006
4,500	4.000%, 7/01/35	7/25 at 100.00	A+	4,694,490
1,505	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA-	1,618,943
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
630	4.000%, 11/15/36	11/27 at 100.00	A+	662,212
640	4.000%, 11/15/37	11/27 at 100.00	A+	671,066
9,120	4.000%, 11/15/43	11/27 at 100.00	A+	9,539,155
3,750	5.000%, 11/15/47	11/27 at 100.00	A+	4,325,250
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	2/18 at 100.00	N/R	1,377,214
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,080,208
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,560,940
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
$ 500	3.750%, 7/01/21	No Opt. Call	BBB	$507,855
350	4.000%, 7/01/22	7/21 at 100.00	BBB	356,062
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,322,273
56,175	Total Health Care			61,111,691
	Housing/Multifamily – 0.7%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,603,200
	Housing/Single Family – 1.2%
60	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	62,022
21	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	12/17 at 100.00	AA+	21,399
195	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/25 at 100.00	AA+	198,586
65	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	67,477
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
25	4.375%, 7/01/26	7/21 at 100.00	Aaa	26,056
400	4.700%, 1/01/31	7/21 at 100.00	Aaa	422,136
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,169
1,125	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	1,159,729
1,255	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	AA+	1,240,166
1,095	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	1,085,473
4,251	Total Housing/Single Family			4,293,213
	Long-Term Care – 9.7%
1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,631,292
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	384,323
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	553,740
1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	Baa1	1,665,840
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,595,790
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,544,355
NUVEEN      47

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	3/20 at 100.00	N/R	$1,185,345
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	598,052
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,218,863
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 144A, 5.000%, 8/01/46	8/22 at 100.00	N/R	1,210,272
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,201,649
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	470,214
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,506,525
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,552,680
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,170,140
1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project Memory Care Building, Series 2013, 6.500%, 8/01/43	8/20 at 102.00	N/R	1,041,340
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,067,882
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,548,045
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 2.000%, 6/01/49	12/17 at 100.00	N/R	2,849,013
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	246,915
1,808	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/18 at 100.00	N/R	1,809,808
1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	4/18 at 100.00	N/R	1,099,934
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	11/20 at 100.00	N/R	1,004,770
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	596,932
400	4.000%, 9/01/32	9/24 at 100.00	N/R	403,276
500	4.100%, 9/01/33	9/24 at 100.00	N/R	505,260
315	4.200%, 9/01/36	9/24 at 100.00	N/R	317,561
300	4.250%, 9/01/37	9/24 at 100.00	N/R	302,787
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	$870,112
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,419,158
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
700	5.500%, 11/01/32	5/19 at 102.00	N/R	734,664
330	6.000%, 5/01/47	5/19 at 102.00	N/R	347,233
34,563	Total Long-Term Care			35,653,770
	Materials – 0.5%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 144A, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB-	2,005,369
	Tax Obligation/General – 15.8%
	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015B:
1,710	5.000%, 2/01/25	No Opt. Call	Aa2	2,022,981
955	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,127,712
1,875	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 4/01/30	4/26 at 100.00	AA+	1,888,725
1,570	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,861,926
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AA+	2,152,420
2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	2,495,984
375	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	432,251
2,345	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AA+	2,323,543
915	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/34	2/25 at 70.20	AA+	517,570
1,005	Clay County, Minnesota, General Obligation Bonds, Capital Improvement Series 2017B, 3.000%, 2/01/31	2/27 at 100.00	AA+	1,013,010
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,180,850
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,173,630
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,045,570
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,131,537
	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
1,000	3.000%, 2/01/32	2/26 at 100.00	Aa2	990,850
2,000	3.000%, 2/01/34	2/26 at 100.00	Aa2	1,954,740
NUVEEN      49

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 4.000%, 2/01/27	2/24 at 100.00	Aa2	$1,095,270
585	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.125%, 2/01/40	2/26 at 100.00	AA+	569,884
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,147,720
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,192,476
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	484,104
2,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building Bonds, Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,609,050
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	675,998
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	512,925
1,000	Mahtomedi Independent School District 832, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/26	2/25 at 100.00	AA+	1,191,050
2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AA+	2,188,120
1,905	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/31	2/24 at 100.00	AA+	1,904,962
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/38 (WI/DD, Settling 12/06/17)	2/28 at 100.00	AA+	1,079,660
1,280	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/32 (WI/DD, Settling 12/06/17)	2/28 at 100.00	AA+	1,419,661
1,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	AAA	1,398,418
1,240	Mountain Iron-Buhl Independent School District 712, St. Louis County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/37	2/26 at 100.00	Aa2	1,194,294
550	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	573,633
1,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/31	2/26 at 100.00	AA+	996,740
930	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	1,058,219
	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A:
450	3.125%, 2/01/33	2/25 at 100.00	Aa2	450,419
525	3.125%, 2/01/35	2/25 at 100.00	Aa2	519,136
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AA+	1,061,440
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,533,504
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	1,914,783
50      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,295	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	$1,309,025
3,000	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/35	2/26 at 100.00	Aa2	2,909,580
	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, Series 2015A:
1,315	4.000%, 2/01/27	2/26 at 100.00	Aa2	1,461,780
500	3.125%, 2/01/35	2/26 at 100.00	Aa2	493,110
55,215	Total Tax Obligation/General			58,258,260
	Tax Obligation/Limited – 5.7%
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	601,944
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	136,266
325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	324,487
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA	1,100,399
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C:
385	4.000%, 8/01/34	8/25 at 100.00	AA	406,564
400	4.000%, 8/01/35	8/25 at 100.00	AA	421,012
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA	221,074
475	4.000%, 8/01/34	8/27 at 100.00	AA	516,221
325	4.000%, 8/01/35	8/27 at 100.00	AA	351,783
1,015	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2013A, 4.000%, 2/01/22	No Opt. Call	A1	1,093,490
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,509,646
580	3.750%, 2/01/36	2/25 at 100.00	A1	596,872
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	4,779,814
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,063,860
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	191,200
200	4.000%, 5/01/32	5/27 at 100.00	A1	216,284
100	4.000%, 5/01/33	5/27 at 100.00	A1	107,547
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	408,807
520	5.000%, 2/01/34	2/25 at 100.00	A1	595,535
NUVEEN      51

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
$ 500	4.250%, 4/01/25	4/23 at 100.00	N/R	$508,440
430	4.875%, 4/01/30	4/23 at 100.00	N/R	437,250
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,682,249
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
600	5.000%, 9/01/26	3/20 at 102.00	N/R	631,110
1,360	5.000%, 3/01/29	3/20 at 102.00	N/R	1,423,580
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42	2/26 at 100.00	A+	1,593,755
20,035	Total Tax Obligation/Limited			20,919,189
	Transportation – 5.1%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,027,190
4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA-	4,148,240
135	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/31	1/27 at 100.00	AA-	161,764
130	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A+	135,312
275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 1/01/28	1/22 at 100.00	A+	306,215
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,298,380
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,346,715
800	5.000%, 1/01/33	1/24 at 100.00	A+	914,000
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B:
1,000	5.000%, 1/01/25 (Alternative Minimum Tax)	1/24 at 100.00	A+	1,143,710
750	5.000%, 1/01/26 (Alternative Minimum Tax)	1/24 at 100.00	A+	851,438
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,530	5.000%, 1/01/37	1/27 at 100.00	AA-	1,794,047
1,000	5.000%, 1/01/41	1/27 at 100.00	AA-	1,163,020
3,000	5.000%, 1/01/46	1/27 at 100.00	AA-	3,476,100
120	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	123,788
16,915	Total Transportation			18,889,919
	U.S. Guaranteed – 13.8% (4)
660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB- (4)	726,257
52      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB- (4)	$1,848,655
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A1 (4)	11,336,400
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,357,460
2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	2,055,760
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
40	6.000%, 11/15/18 (ETM)	No Opt. Call	A+ (4)	41,760
3,225	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,385,799
245	6.750%, 11/15/32 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	257,502
	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	152,840
4,100	4.875%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	4,194,341
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A3 (4)	1,060,330
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3 (4)	722,594
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3 (4)	2,312,300
2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 (Pre-refunded 1/01/18) – AMBAC Insured	1/18 at 100.00	A- (4)	2,005,540
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
35	5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	36,827
65	5.500%, 5/01/39 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	68,506
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)	5/20 at 100.00	Aaa	1,081,700
1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.750%, 7/01/30 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	1,266,801
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009:
15	5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	15,926
2,625	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,797,121
1,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB- (4)	1,763,670
1,555	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,663,990
2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29 (Pre-refunded 2/01/19)	2/19 at 100.00	A (4)	2,140,999
NUVEEN      53

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	$500,000
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	1,117,069
1,500	5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 102.00	A+ (4)	1,565,985
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
110	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	121,078
1,615	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	1,961,418
400	St. Paul Housing and Redevelopment Authority, Minnesota, Perfromaing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 2.200%, 7/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	400,000
1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1 (4)	1,702,131
1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	1,308,000
46,885	Total U.S. Guaranteed			50,968,759
	Utilities – 11.8%
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	248,527
5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A2	5,480,333
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A2	1,064,450
1,000	4.000%, 10/01/32	10/24 at 100.00	A2	1,061,270
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A2	2,572,155
250	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/26	12/23 at 100.00	Aa3	290,922
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 12/01/42	12/26 at 100.00	Aa3	2,330,320
1,500	5.000%, 12/01/47	12/26 at 100.00	Aa3	1,741,305
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,099,440
180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (Alternative Minimum Tax)	10/27 at 100.00	A-	184,109
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$ 1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	$1,483,560
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,719,278
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	59,719
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,732,545
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	9,147,621
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,041,726
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	5,057,016
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,269,300
45,480	Total Utilities			43,583,596
	Water and Sewer – 0.4%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,361,793

$ 343,044	Total Long-Term Investments (cost $344,267,498)			359,674,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	MUNICIPAL BONDS – 2.1%
	Education and Civic Organizations – 1.0%
$ 600	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation, Series 2002, 1.300%, 6/01/32 (Mandatory put 12/04/17) (5)	3/18 at 100.00	A-1+	$600,000
3,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation, Series 2009, 1.300%, 12/01/40 (Mandatory put 12/04/17) (5)	2/18 at 100.00	A-1+	3,000,000
3,600	Total Education and Civic Organizations			3,600,000
	Housing/Single Family – 0.3%
1,375	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligation Series 2015D, 1.360%, 1/01/46 (Alternative Minimum Tax)(Mandatory put 12/04/17) (5)	2/18 at 100.00	A-1+	1,375,000
	Health Care – 0.8%
3,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008A, 1.210%, 11/15/38 (Mandatory put 12/04/17) (5)	2/18 at 100.00	A-1+	3,000,000
$ 7,975	Total Short-Term Investments (cost $7,975,000)			7,975,000
	Total Investments (cost $352,242,498) – 99.5%			367,649,070
	Other Assets Less Liabilities – 0.5%			1,753,270
	Net Assets – 100%			$ 369,402,340
NUVEEN      55

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
56      NUVEEN

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%
	MUNICIPAL BONDS – 98.4%
	Consumer Staples – 0.6%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	12/17 at 100.00	B-	$ 468,680
	Education and Civic Organizations – 11.2%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,009,830
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47 (WI/DD, Settling 12/04/17)	7/27 at 100.00	A2	1,719,795
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	705,612
410	4.000%, 4/01/32	4/22 at 100.00	A-	425,490
500	Metropolitan Community College Area, Nebraska, Certificates of Participation, Fort Omaha Campus Project, Series 2016, 3.000%, 3/01/32	3/26 at 100.00	AA	494,835
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	583,322
1,000	University of Nebraska Facilities Corporation, Nebraska, Revenue Bonds, Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,077,410
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42	1/22 at 100.00	Aa1	1,100,750
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2016A, 3.000%, 7/01/39	7/26 at 100.00	Aa1	911,490
7,620	Total Education and Civic Organizations			8,028,534
	Health Care – 12.9%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 144A, 5.250%, 12/01/56	6/26 at 100.00	BB+	218,104
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	206,901
550	5.000%, 11/15/47	5/27 at 100.00	AA-	624,486
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	833,683
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A-	519,160
1,000	5.000%, 11/01/45	11/25 at 100.00	A-	1,110,240
NUVEEN      57

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
$ 1,000	4.000%, 11/01/37	11/21 at 100.00	A-	$1,014,490
2,800	5.000%, 11/01/42	11/21 at 100.00	A-	2,992,808
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	281,798
	Sarpy County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016:
500	4.000%, 5/15/41	5/26 at 100.00	AA-	520,390
405	3.000%, 5/15/46	5/26 at 100.00	AA-	357,336
500	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/20/37	2/27 at 100.00	BBB+	532,885
8,660	Total Health Care			9,212,281
	Housing/Single Family – 2.8%
955	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	974,004
990	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	1,001,593
1,945	Total Housing/Single Family			1,975,597
	Long-Term Care – 6.7%
900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	949,140
3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	3,619,580
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A	254,980
4,505	Total Long-Term Care			4,823,700
	Tax Obligation/General – 12.1%
705	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2014, 4.000%, 12/15/44	7/19 at 100.00	Aa3	718,966
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44	1/22 at 100.00	Aa3	534,550
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	476,875
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	976,610
1,350	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AA+	1,596,780
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	790,560
1,000	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	1,037,910
535	Lincoln, Nebraska, General Obligation Bonds, Stormwater Drainage & Flood Management System, Refunding Series 2017, 4.000%, 6/01/27	No Opt. Call	AAA	620,563
58      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	$239,846
500	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	544,375
500	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017, 5.000%, 12/15/35	12/27 at 100.00	Aa3	589,860
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46	5/22 at 100.00	A2	545,875
8,035	Total Tax Obligation/General			8,672,770
	Tax Obligation/Limited – 5.7%
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	279,244
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,719,259
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA	529,535
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31	6/22 at 100.00	AA-	536,370
3,725	Total Tax Obligation/Limited			4,064,408
	Transportation – 3.1%
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	187,384
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	860,038
1,000	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/36 (Alternative Minimum Tax)	12/26 at 100.00	AA-	1,152,050
1,990	Total Transportation			2,199,472
	U.S. Guaranteed – 21.0% (4)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008:
345	5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A- (4)	358,783
1,210	5.500%, 11/01/38 (Pre-refunded 11/01/18)	11/18 at 100.00	A- (4)	1,255,617
1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A2 (4)	1,097,450
1,300	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	1,483,144
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AA+ (4)	505,815
	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement Revenue Bonds, Series 2013A:
2,000	5.125%, 12/15/33 (Pre-refunded 9/10/18)	9/18 at 100.00	A+ (4)	2,057,980
520	5.000%, 12/15/38 (Pre-refunded 9/10/18)	9/18 at 100.00	A+ (4)	534,581
	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,016,767
1,200	5.500%, 2/01/35 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,208,040
NUVEEN      59

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+ (4)	$467,100
	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+ (4)	819,933
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+ (4)	418,567
650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+ (4)	671,515
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013, 4.250%, 12/15/33 (Pre-refunded 7/26/18)	7/18 at 100.00	AA- (4)	508,975
1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28 (Pre-refunded 12/15/18)	12/18 at 100.00	N/R (4)	1,559,505
1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1 (4)	1,036,902
14,285	Total U.S. Guaranteed			15,000,674
	Utilities – 18.4%
	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	21,279
800	5.250%, 12/01/21	No Opt. Call	A	898,944
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,562,698
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,649,925
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	248,527
75	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	78,349
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	112,368
110	5.000%, 4/01/31	4/22 at 100.00	A	120,824
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	2,041,697
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,724,130
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	526,375
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	321,401
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,144,440
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,695,045
11,860	Total Utilities			13,146,002
	Water and Sewer – 3.9%
320	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40 (WI/DD, Settling 12/20/17)	7/27 at 100.00	A-	357,478
60      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 430	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	$472,235
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	507,400
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,467,400
2,645	Total Water and Sewer			2,804,513

$ 65,770	Total Long-Term Investments (cost $68,045,187)			70,396,631
	Other Assets Less Liabilities – 1.6%			1,169,188
	Net Assets – 100%			$ 71,565,819
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
NUVEEN      61

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.8%
	MUNICIPAL BONDS – 94.8%
	Education and Civic Organizations – 6.2%
$ 2,190	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,372,668
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,230,200
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc. Project, Series 2017:
440	5.000%, 3/01/24	No Opt. Call	BBB-	493,992
405	5.000%, 3/01/25	No Opt. Call	BBB-	456,791
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,487,043
1,260	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015C, 5.000%, 4/01/24	No Opt. Call	AAA	1,493,365
1,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2015A, 5.000%, 4/01/28	4/25 at 100.00	AAA	1,193,670
500	Oregon Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A, 5.250%, 10/01/24	10/21 at 100.00	A-	555,055
500	Oregon Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	530,765
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 144A, 5.500%, 6/15/35	6/25 at 100.00	N/R	104,081
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	604,860
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30 (WI/DD, Settling 12/05/17)	7/27 at 100.00	Aa2	955,749
400	4.000%, 7/01/32 (WI/DD, Settling 12/05/17)	7/27 at 100.00	Aa2	436,192
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A-	515,776
700	5.000%, 4/01/30	4/25 at 100.00	A-	799,827
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	217,741
11,915	Total Education and Civic Organizations			13,447,775
	Health Care – 16.1%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB-	1,136,130
375	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 4.000%, 1/01/33	1/26 at 100.00	A+	393,225
62      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
$ 300	4.000%, 9/01/20	No Opt. Call	A-	$317,229
495	5.000%, 9/01/29	9/26 at 100.00	A-	576,239
400	5.000%, 9/01/31	9/26 at 100.00	A-	461,856
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A-	538,860
1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	2,063,780
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
855	4.500%, 9/01/21	9/19 at 100.00	A	891,799
1,940	5.000%, 9/01/21	9/19 at 100.00	A	2,054,654
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA-	1,167,080
1,020	Oregon Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A, 4.750%, 3/15/24	3/20 at 100.00	AA-	1,080,976
1,000	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,063,400
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	A+	805,216
4,155	4.125%, 11/15/32	5/24 at 100.00	A+	4,438,994
375	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA-	408,506
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	2,108,232
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	BBB+	1,312,238
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	541,850
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	559,879
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,521,325
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	1,043,141
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,344,291
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,713,360
1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	7/22 at 100.00	AA-	1,062,670
NUVEEN      63

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
$ 1,355	5.000%, 5/15/29	5/26 at 100.00	A+	$1,577,545
560	5.000%, 5/15/30	5/26 at 100.00	A+	646,834
1,000	5.000%, 5/15/31	5/26 at 100.00	A+	1,150,080
31,450	Total Health Care			34,979,389
	Housing/Multifamily – 2.3%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa3	308,823
195	4.000%, 9/01/23	3/23 at 100.00	Aa3	211,909
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	364,929
	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,259,667
400	4.700%, 7/01/33 – AGM Insured	7/22 at 100.00	AA	424,988
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,108,940
	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
360	4.000%, 7/01/19 (Alternative Minimum Tax)	3/18 at 100.00	Aaa	370,238
240	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	250,267
705	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/18 at 100.00	Aa2	706,297
4,710	Total Housing/Multifamily			5,006,058
	Long-Term Care – 2.9%
	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A-	265,363
450	5.000%, 10/01/24	10/23 at 100.00	A-	514,813
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,660,095
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	377,283
700	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	773,507
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,088,776
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	590,254
550	5.750%, 5/15/27	5/22 at 100.00	N/R	609,862
64      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 450	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	$ 489,618
5,815	Total Long-Term Care			6,369,571
	Tax Obligation/General – 31.0%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,609,704
620	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/01/25	No Opt. Call	Aa2	702,187
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	1,291,513
	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa3	620,845
655	4.500%, 2/01/20	No Opt. Call	Baa3	687,986
280	5.000%, 2/01/21	No Opt. Call	Baa3	303,251
	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,036,910
810	4.500%, 6/15/20	No Opt. Call	AA+	868,020
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	578,040
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,287,132
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	245,170
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,486,888
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,325,079
1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,210,830
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,816,245
580	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – AGM Insured	6/24 at 100.00	AA	666,762
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	598,022
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	540,225
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	834,930
1,770	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	1,907,033
1,060	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2013B, 4.000%, 6/15/19	No Opt. Call	Aa1	1,099,294
NUVEEN      65

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	$2,784,113
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,401,000
	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015:
2,000	5.000%, 12/15/20	No Opt. Call	AA+	2,198,500
1,250	5.000%, 12/15/28	6/25 at 100.00	AA+	1,484,038
1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,067,450
545	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	Aa3	554,434
	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Series 2013A:
975	4.000%, 9/15/19	No Opt. Call	Baa1	1,012,928
1,105	4.250%, 9/15/23	9/21 at 100.00	Baa1	1,174,306
1,000	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015, 5.000%, 6/15/27	6/25 at 100.00	Aa1	1,190,270
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	347,748
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,775,145
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,652,503
1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,629,075
	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	577,433
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	615,838
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	108,902
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,716,102
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
750	5.000%, 6/01/29	6/26 at 100.00	A1	888,240
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,174,320
770	5.000%, 6/01/31	6/26 at 100.00	A1	899,768
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	Aa1	1,081,836
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,623,465
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	365,435
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	406,455
66      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
$ 240	4.000%, 6/01/21	6/19 at 100.00	Aa3	$247,951
200	4.250%, 6/01/23	6/19 at 100.00	Aa3	207,060
500	4.625%, 6/01/29	6/19 at 100.00	Aa3	518,520
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	546,835
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	729,720
1,385	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/26	6/25 at 100.00	Aa1	1,653,607
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29	6/24 at 100.00	Aa1	1,249,495
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27	No Opt. Call	AA+	229,322
340	0.000%, 6/15/29	6/27 at 100.00	AA+	314,214
315	0.000%, 6/15/31	6/27 at 100.00	AA+	288,477
500	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/19 – AGM Insured	No Opt. Call	AA	529,990
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,513,538
965	Washington County School District 15, Forest Grove, Washington, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	802,716
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,439,882
1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Refunding Series 2012, 4.000%, 6/15/23	6/22 at 100.00	Aa1	1,307,808
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,210,830
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,097,660
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,089,700
60,630	Total Tax Obligation/General			67,422,695
	Tax Obligation/Limited – 12.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	A	2,531,652
500	5.000%, 11/15/29	11/25 at 100.00	A	556,765
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	894,787
585	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	620,410
NUVEEN      67

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
$ 1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	$2,352,161
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,184,410
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,368,820
3,000	5.000%, 11/15/28	11/24 at 100.00	AAA	3,542,610
3,400	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 11/15/27	5/27 at 100.00	AAA	4,208,044
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,132,100
2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,089,621
2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,873,852
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,224,370
655	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%, 9/01/32	9/26 at 100.00	AAA	723,035
22,815	Total Tax Obligation/Limited			26,302,637
	Transportation – 3.0%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	466,155
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	506,746
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	444,041
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	374,437
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA-	1,143,609
350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA-	357,291
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,474,813
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,677,615
5,685	Total Transportation			6,444,707
	U.S. Guaranteed – 10.5% (4)
1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA+ (4)	1,022,240
1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21 (Pre-refunded 7/15/19)	7/19 at 100.00	A1 (4)	1,054,430
1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24 (Pre-refunded 6/15/19)	6/19 at 100.00	AA+ (4)	1,051,820
68      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008, 7.375%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	$1,590,930
1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22 (Pre-refunded 11/01/18)	11/18 at 100.00	AA (4)	1,549,800
1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	1,565,340
470	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	499,634
945	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 144A, 6.125%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,038,130
1,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa2 (4)	1,084,900
2,000	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 4.500%, 4/01/21 (Pre-refunded 4/01/18)	4/18 at 100.00	A- (4)	2,020,900
1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/21 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,107,507
1,455	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A, 6.250%, 4/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	A1 (4)	1,513,753
1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23 (Pre-refunded 8/15/18)	8/18 at 100.00	A+ (4)	1,545,075
400	Salem, Oregon, General Obligation Bonds, Series 2009, 5.000%, 6/01/22 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (4)	420,208
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	A (4)	1,121,290
1,715	5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A (4)	1,923,012
2,305	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2012A, 5.000%, 9/01/24 (Pre-refunded 9/01/22)	9/22 at 100.00	AAA	2,624,104
21,345	Total U.S. Guaranteed			22,733,073
	Utilities – 1.0%
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	522,350
350	5.000%, 12/01/33	12/25 at 100.00	AA-	402,364
350	5.000%, 12/01/34	12/25 at 100.00	AA-	400,750
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	567,530
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	275,345
1,950	Total Utilities			2,168,339
	Water and Sewer – 9.7%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,505,593
630	Bend, Deschutes County, Oregon, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/23	No Opt. Call	AA	742,058
NUVEEN      69

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016:
$ 300	4.000%, 11/01/27	5/25 at 100.00	AA-	$332,826
150	5.000%, 11/01/28	5/25 at 100.00	AA-	176,433
350	5.000%, 11/01/30	5/25 at 100.00	AA-	409,346
270	5.000%, 11/01/33	5/25 at 100.00	AA-	312,811
400	Eugene, Oregon, Water Utility System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	AA+	486,792
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,208,935
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,264,200
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,324,420
2,250	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Refunding Series 2016, 4.000%, 11/01/24	No Opt. Call	AA	2,537,438
3,070	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2015B, 5.000%, 6/01/25	No Opt. Call	AA-	3,693,609
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aaa	2,719,400
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	478,454
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,272
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,101,130
325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	12/17 at 100.00	N/R	325,744
1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA-	1,622,124
900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	963,999
18,695	Total Water and Sewer			21,210,584

$ 185,010	Total Long-Term Investments (cost $200,584,177)			206,084,828

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MUNICIPAL BONDS – 2.0%
	Health Care – 2.0%
$ 4,300	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital, Variable Rate Demand Obligation Series 2008B, 1.300%, 8/15/34 (Mandatory Put 12/04/17) (5)	2/18 at 100.00	A-1+	$ 4,300,000
$ 4,300	Total Short-Term Investments (cost $4,300,000)			4,300,000
	Total Investments (cost $204,884,177) – 96.8%			210,384,828
	Other Assets Less Liabilities – 3.2%			6,902,205
	Net Assets – 100%			$ 217,287,033
70      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
NUVEEN      71

Statement of
Assets and Liabilities
November 30, 2017 (Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Assets
Long-term investments, at value (cost $339,504,922, $344,267,498, $68,045,187 and $200,584,177, respectively)	$351,074,939	$359,674,070	$70,396,631	$206,084,828
Short-term investments, at value (cost approximates value)	2,000,000	7,975,000	—	4,300,000
Cash	1,539,809	1,041,800	2,022,906	5,512,111
Receivable for:
Interest	4,133,115	4,244,439	939,959	2,625,897
Shares sold	658,997	958,776	500,186	1,038,443
Other assets	19,943	14,184	11,212	5,231
Total assets	359,426,803	373,908,269	73,870,894	219,566,510
Liabilities
Payable for:
Dividends	424,498	209,785	36,615	221,523
Investments purchased	—	3,530,915	2,097,168	1,410,064
Shares redeemed	1,072,917	434,197	97,435	483,192
Accrued expenses:
Directors fees	14,844	8,164	343	1,096
Management fees	154,256	155,084	31,129	94,614
Professional fees	17,730	21,335	9,482	15,262
12b-1 distribution and service fees	31,658	61,146	10,500	14,112
Other	72,922	85,303	22,403	39,614
Total liabilities	1,788,825	4,505,929	2,305,075	2,279,477
Net assets	$357,637,978	$369,402,340	$71,565,819	$217,287,033
Class A Shares
Net assets	$ 95,141,213	$158,618,266	$29,123,019	$ 46,191,890
Shares outstanding	9,177,208	13,567,653	2,736,349	4,538,105
Net asset value ("NAV") per share	$ 10.37	$ 11.69	$ 10.64	$ 10.18
Offering price per share (NAV per share plus maximum sales charge of 3.00%, 4.20%, 4.20% and 3.00%, respectively, of offering price)	$ 10.69	$ 12.20	$ 11.11	$ 10.49
Class C Shares
Net assets	$ 13,799,920	$ 29,921,624	$ 3,004,878	$ 3,482,763
Shares outstanding	1,339,432	2,562,497	283,044	344,137
NAV and offering price per share	$ 10.30	$ 11.68	$ 10.62	$ 10.12
Class C1 Shares
Net assets	$ 2,012,724	$ 10,939,827	$ 2,265,381	$ —
Shares outstanding	193,559	939,729	214,310	—
NAV and offering price per share	$ 10.40	$ 11.64	$ 10.57	$ —
Class C2 Shares
Net assets	$ 5,501,297	$ 7,423,200	$ 3,331,189	$ 5,774,784
Shares outstanding	532,568	634,682	312,732	568,628
NAV and offering price per share	$ 10.33	$ 11.70	$ 10.65	$ 10.16
Class I Shares
Net assets	$241,182,824	$162,499,423	$33,841,352	$161,837,596
Shares outstanding	23,381,365	13,913,543	3,175,277	15,879,421
NAV and offering price per share	$ 10.32	$ 11.68	$ 10.66	$ 10.19
Net assets consist of:
Capital paid-in	$347,473,043	$362,518,133	$71,419,398	$214,814,872
Undistributed (Over-distribution of) net investment income	281,024	371,668	39,016	(70,650)
Accumulated net realized gain (loss)	(1,686,106)	(8,894,033)	(2,244,039)	(2,957,840)
Net unrealized appreciation (depreciation)	11,570,017	15,406,572	2,351,444	5,500,651
Net assets	$357,637,978	$369,402,340	$71,565,819	$217,287,033
Authorized shares – per class	2 billion	2 billion	2 billion	2 billion
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
See accompanying notes to financial statements.
72      NUVEEN

Statement of
Operations
Six Months Ended November 30, 2017 (Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Investment Income	$ 6,327,196	$ 7,015,377	$1,282,539	$ 3,219,157
Expenses
Management fees	919,622	928,206	178,915	576,278
12b-1 service fees - Class A Shares	92,878	155,011	27,498	46,035
12b-1 distibution and service fees - Class C Shares	68,293	146,329	15,276	18,063
12b-1 distibution and service fees - Class C1 Shares	6,715	36,649	7,507	—
12b-1 distibution and service fees - Class C2 Shares	21,717	28,913	12,903	22,838
Shareholder servicing agent fees	54,488	72,194	15,430	27,005
Custodian fees	41,896	28,224	9,031	23,139
Directors fees	6,108	6,250	1,159	3,783
Professional fees	21,213	22,293	12,133	17,129
Shareholder reporting expenses	25,226	39,351	10,710	15,008
Federal and state registration fees	12,313	13,223	14,859	8,222
Other	6,924	6,325	2,202	5,355
Total expenses before fee waiver/expense reimbursement	1,277,393	1,482,968	307,623	762,855
Fee waiver/expense reimbursement	—	—	(14,994)	—
Net expenses	1,277,393	1,482,968	292,629	762,855
Net investment income (loss)	5,049,803	5,532,409	989,910	2,456,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	795	173,288	(6,668)	16,591
Change in net unrealized appreciation (depreciation) of investments	(3,183,734)	(1,891,215)	(724,423)	(2,981,507)
Net realized and unrealized gain (loss)	(3,182,939)	(1,717,927)	(731,091)	(2,964,916)
Net increase (decrease) in net assets from operations	$ 1,866,864	$ 3,814,482	$ 258,819	$ (508,614)
See accompanying notes to financial statements.
NUVEEN      73

Statement of
Changes in Net Assets
(Unaudited)
	Minnesota Intermediate		Minnesota
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Operations
Net investment income (loss)	$ 5,049,803	$ 9,888,580	$ 5,532,409	$ 10,860,574
Net realized gain (loss) from investments	795	(842,084)	173,288	(2,682,236)
Change in net unrealized appreciation (depreciation) of investments	(3,183,734)	(6,739,454)	(1,891,215)	(6,365,914)
Net increase (decrease) in net assets from operations	1,866,864	2,307,042	3,814,482	1,812,424
Distributions to Shareholders
From net investment income:
Class A Shares	(1,275,014)	(2,605,055)	(2,327,615)	(4,922,214)
Class C Shares	(133,656)	(255,608)	(320,391)	(583,803)
Class C1 Shares	(23,576)	(50,499)	(144,119)	(327,401)
Class C2 Shares	(63,233)	(139,877)	(94,185)	(226,803)
Class I Shares	(3,491,651)	(6,716,834)	(2,536,676)	(4,774,932)
Decrease in net assets from distributions to shareholders	(4,987,130)	(9,767,873)	(5,422,986)	(10,835,153)
Fund Share Transactions
Proceeds from sale of shares	44,165,492	105,369,222	43,634,927	168,178,245
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,459,393	4,387,380	4,164,999	7,875,724
	46,624,885	109,756,602	47,799,926	176,053,969
Cost of shares redeemed	(24,364,984)	(105,187,713)	(29,914,319)	(140,734,258)
Net increase (decrease) in net assets from Fund share transactions	22,259,901	4,568,889	17,885,607	35,319,711
Net increase (decrease) in net assets	19,139,635	(2,891,942)	16,277,103	26,296,982
Net assets at the beginning of period	338,498,343	341,390,285	353,125,237	326,828,255
Net assets at the end of period	$357,637,978	$ 338,498,343	$369,402,340	$ 353,125,237
Undistributed (Over-distribution of) net investment income at the end of period	$ 281,024	$ 218,351	$ 371,668	$ 262,245

See accompanying notes to financial statements.
74      NUVEEN

	Nebraska		Oregon Intermediate
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Operations
Net investment income (loss)	$ 989,910	$ 1,976,303	$ 2,456,302	$ 5,249,529
Net realized gain (loss) from investments	(6,668)	(176,606)	16,591	(1,586,506)
Change in net unrealized appreciation (depreciation) of investments	(724,423)	(1,731,266)	(2,981,507)	(3,059,136)
Net increase (decrease) in net assets from operations	258,819	68,431	(508,614)	603,887
Distributions to Shareholders
From net investment income:
Class A Shares	(424,342)	(864,804)	(507,620)	(1,219,869)
Class C Shares	(34,526)	(73,368)	(25,315)	(58,517)
Class C1 Shares	(30,140)	(71,539)	—	—
Class C2 Shares	(43,600)	(97,048)	(49,628)	(122,865)
Class I Shares	(504,068)	(927,403)	(1,924,348)	(3,791,803)
Decrease in net assets from distributions to shareholders	(1,036,676)	(2,034,162)	(2,506,911)	(5,193,054)
Fund Share Transactions
Proceeds from sale of shares	13,018,538	11,549,182	26,314,225	84,698,519
Proceeds from shares issued to shareholders due to reinvestment of distributions	803,806	1,517,771	1,183,362	2,351,707
	13,822,344	13,066,953	27,497,587	87,050,226
Cost of shares redeemed	(4,736,330)	(10,986,021)	(22,744,818)	(95,758,858)
Net increase (decrease) in net assets from Fund share transactions	9,086,014	2,080,932	4,752,769	(8,708,632)
Net increase (decrease) in net assets	8,308,157	115,201	1,737,244	(13,297,799)
Net assets at the beginning of period	63,257,662	63,142,461	215,549,789	228,847,588
Net assets at the end of period	$71,565,819	$ 63,257,662	$217,287,033	$215,549,789
Undistributed (Over-distribution of) net investment income at the end of period	$ 39,016	$ 85,782	$ (70,650)	$ (20,041)
See accompanying notes to financial statements.
NUVEEN      75

Financial
Highlights (Unaudited)
Minnesota Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/94)
2018(d)	$10.46	$0.15	$(0.10)	$ 0.05	$(0.14)	$ —	$(0.14)	$10.37
2017	10.66	0.29	(0.20)	0.09	(0.29)	—	(0.29)	10.46
2016	10.43	0.30	0.23	0.53	(0.30)	—	(0.30)	10.66
2015	10.49	0.31	(0.05)	0.26	(0.32)	—	(0.32)	10.43
2014	10.56	0.33	(0.06)	0.27	(0.32)	(0.02)	(0.34)	10.49
2013	10.67	0.32	(0.08)	0.24	(0.34)	(0.01)	(0.35)	10.56
Class C (02/14)
2018(d)	10.39	0.10	(0.09)	0.01	(0.10)	—	(0.10)	10.30
2017	10.60	0.21	(0.21)	—	(0.21)	—	(0.21)	10.39
2016	10.37	0.21	0.24	0.45	(0.22)	—	(0.22)	10.60
2015	10.42	0.22	(0.03)	0.19	(0.24)	—	(0.24)	10.37
2014(e)	10.27	0.06	0.16	0.22	(0.07)	—	(0.07)	10.42
Class C1 (10/09)
2018(d)	10.49	0.12	(0.09)	0.03	(0.12)	—	(0.12)	10.40
2017	10.69	0.25	(0.21)	0.04	(0.24)	—	(0.24)	10.49
2016	10.46	0.25	0.23	0.48	(0.25)	—	(0.25)	10.69
2015	10.52	0.27	(0.05)	0.22	(0.28)	—	(0.28)	10.46
2014	10.59	0.29	(0.07)	0.22	(0.27)	(0.02)	(0.29)	10.52
2013	10.69	0.28	(0.08)	0.20	(0.29)	(0.01)	(0.30)	10.59
Class C2 (01/11)(f)
2018(d)	10.42	0.12	(0.10)	0.02	(0.11)	—	(0.11)	10.33
2017	10.62	0.23	(0.20)	0.03	(0.23)	—	(0.23)	10.42
2016	10.39	0.24	0.23	0.47	(0.24)	—	(0.24)	10.62
2015	10.44	0.26	(0.05)	0.21	(0.26)	—	(0.26)	10.39
2014	10.51	0.28	(0.07)	0.21	(0.26)	(0.02)	(0.28)	10.44
2013	10.62	0.26	(0.09)	0.17	(0.27)	(0.01)	(0.28)	10.51
Class I (02/94)
2018(d)	10.40	0.15	(0.08)	0.07	(0.15)	—	(0.15)	10.32
2017	10.60	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.40
2016	10.37	0.32	0.23	0.55	(0.32)	—	(0.32)	10.60
2015	10.43	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.37
2014	10.50	0.35	(0.06)	0.29	(0.34)	(0.02)	(0.36)	10.43
2013	10.61	0.34	(0.08)	0.26	(0.36)	(0.01)	(0.37)	10.50
76      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

0.52%	$ 95,141	0.82%*	2.77%*	7%
0.88	90,431	0.81	2.79	16
5.15	92,835	0.82	2.81	11
2.52	74,086	0.82	2.97	11
2.68	65,375	0.84	3.25	12
2.25	62,493	0.82	3.03	11

0.11	13,800	1.62*	1.97*	7
(0.02)	13,522	1.61	2.00	16
4.34	12,184	1.61	1.99	11
1.82	7,067	1.62	2.13	11
2.19	1,052	1.64*	2.29*	12

0.28	2,013	1.27*	2.32*	7
0.42	2,118	1.26	2.34	16
4.66	2,386	1.27	2.36	11
2.05	2,415	1.27	2.53	11
2.20	2,836	1.29	2.81	12
1.88	3,804	1.27	2.60	11

0.23	5,501	1.37*	2.23*	7
0.30	5,937	1.36	2.25	16
4.57	6,626	1.37	2.27	11
2.05	7,093	1.38	2.44	11
2.09	8,021	1.39	2.70	12
1.63	8,795	1.36	2.44	11

0.70	241,183	0.62*	2.97*	7
1.06	226,491	0.61	2.99	16
5.36	227,359	0.62	3.01	11
2.71	201,903	0.63	3.19	11
2.88	176,410	0.64	3.45	12
2.42	213,723	0.62	3.23	11
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2017.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
NUVEEN      77

Financial Highlights (Unaudited) (continued)
Minnesota
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (07/88)
2018(d)	$11.74	$0.18	$(0.05)	$0.13	$(0.18)	$ —	$(0.18)	$11.69
2017	12.00	0.37	(0.26)	0.11	(0.37)	—	(0.37)	11.74
2016	11.68	0.40	0.34	0.74	(0.42)	—	(0.42)	12.00
2015	11.63	0.43	0.05	0.48	(0.43)	—	(0.43)	11.68
2014	11.87	0.44	(0.21)	0.23	(0.42)	(0.05)	(0.47)	11.63
2013	11.87	0.43	0.04	0.47	(0.45)	(0.02)	(0.47)	11.87
Class C (02/14)
2018(d)	11.73	0.13	(0.05)	0.08	(0.13)	—	(0.13)	11.68
2017	11.98	0.27	(0.25)	0.02	(0.27)	—	(0.27)	11.73
2016	11.68	0.31	0.32	0.63	(0.33)	—	(0.33)	11.98
2015	11.63	0.33	0.06	0.39	(0.34)	—	(0.34)	11.68
2014(e)	11.25	0.08	0.40	0.48	(0.10)	—	(0.10)	11.63
Class C1 (02/99)
2018(d)	11.69	0.15	(0.05)	0.10	(0.15)	—	(0.15)	11.64
2017	11.95	0.31	(0.26)	0.05	(0.31)	—	(0.31)	11.69
2016	11.64	0.35	0.33	0.68	(0.37)	—	(0.37)	11.95
2015	11.58	0.38	0.06	0.44	(0.38)	—	(0.38)	11.64
2014	11.81	0.38	(0.19)	0.19	(0.37)	(0.05)	(0.42)	11.58
2013	11.82	0.38	0.02	0.40	(0.39)	(0.02)	(0.41)	11.81
Class C2 (01/11)(f)
2018(d)	11.75	0.15	(0.06)	0.09	(0.14)	—	(0.14)	11.70
2017	12.00	0.30	(0.25)	0.05	(0.30)	—	(0.30)	11.75
2016	11.69	0.34	0.33	0.67	(0.36)	—	(0.36)	12.00
2015	11.63	0.36	0.07	0.43	(0.37)	—	(0.37)	11.69
2014	11.86	0.37	(0.19)	0.18	(0.36)	(0.05)	(0.41)	11.63
2013	11.87	0.35	0.04	0.39	(0.38)	(0.02)	(0.40)	11.86
Class I (08/97)
2018(d)	11.73	0.19	(0.05)	0.14	(0.19)	—	(0.19)	11.68
2017	11.99	0.39	(0.26)	0.13	(0.39)	—	(0.39)	11.73
2016	11.68	0.43	0.33	0.76	(0.45)	—	(0.45)	11.99
2015	11.62	0.45	0.07	0.52	(0.46)	—	(0.46)	11.68
2014	11.85	0.46	(0.20)	0.26	(0.44)	(0.05)	(0.49)	11.62
2013	11.86	0.45	0.03	0.48	(0.47)	(0.02)	(0.49)	11.85
78      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

1.09%	$158,618	0.82%*	3.07%*	8%
0.92	152,704	0.81	3.11	22
6.48	152,744	0.82	3.43	6
4.18	118,335	0.84	3.65	10
2.19	110,265	0.86	3.88	15
4.01	132,705	0.84	3.57	7

0.68	29,922	1.62*	2.26*	8
0.19	28,195	1.61	2.32	22
5.50	20,608	1.62	2.59	6
3.39	8,623	1.64	2.77	10
4.32	1,242	1.66*	2.75*	15

0.86	10,940	1.27*	2.62*	8
0.46	11,562	1.26	2.67	22
5.93	13,015	1.28	2.99	6
3.81	13,296	1.29	3.21	10
1.79	14,398	1.31	3.43	15
3.43	19,234	1.30	3.15	7

0.80	7,423	1.37*	2.52*	8
0.45	8,106	1.36	2.57	22
5.81	9,442	1.38	2.90	6
3.69	10,199	1.39	3.10	10
1.67	12,473	1.41	3.33	15
3.32	16,833	1.39	2.96	7

1.19	162,499	0.62*	3.26*	8
1.13	152,558	0.61	3.31	22
6.61	131,019	0.62	3.62	6
4.49	90,131	0.64	3.85	10
2.45	67,580	0.66	4.07	15
4.08	90,341	0.65	3.78	7

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2017.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
NUVEEN      79

Financial Highlights (Unaudited) (continued)
Nebraska
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (02/01)
2018(e)	$10.77	$0.16	$(0.12)	$ 0.04	$(0.17)	$ —	$ —	$(0.17)	$10.64
2017	11.09	0.34	(0.31)	0.03	(0.35)	—	—	(0.35)	10.77
2016	10.77	0.35	0.30	0.65	(0.33)	—	—	(0.33)	11.09
2015	10.68	0.34	0.08	0.42	(0.33)	—	—	(0.33)	10.77
2014	10.87	0.34	(0.19)	0.15	(0.34)	—	—	(0.34)	10.68
2013	11.01	0.36	(0.13)	0.23	(0.36)	—	(0.01)	(0.37)	10.87
Class C (02/14)
2018(e)	10.74	0.11	(0.11)	—	(0.12)	—	—	(0.12)	10.62
2017	11.06	0.25	(0.31)	(0.06)	(0.26)	—	—	(0.26)	10.74
2016	10.74	0.26	0.30	0.56	(0.24)	—	—	(0.24)	11.06
2015	10.65	0.25	0.09	0.34	(0.25)	—	—	(0.25)	10.74
2014(f)	10.38	0.03	0.32	0.35	(0.08)	—	—	(0.08)	10.65
Class C1 (02/01)
2018(e)	10.69	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	10.57
2017	11.01	0.29	(0.31)	(0.02)	(0.30)	—	—	(0.30)	10.69
2016	10.69	0.30	0.29	0.59	(0.27)	—	—	(0.27)	11.01
2015	10.59	0.29	0.09	0.38	(0.28)	—	—	(0.28)	10.69
2014	10.78	0.29	(0.19)	0.10	(0.29)	—	—	(0.29)	10.59
2013	10.92	0.32	(0.14)	0.18	(0.31)	—	(0.01)	(0.32)	10.78
Class C2 (02/11)(g)
2018(e)	10.77	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	10.65
2017	11.10	0.28	(0.32)	(0.04)	(0.29)	—	—	(0.29)	10.77
2016	10.78	0.29	0.30	0.59	(0.27)	—	—	(0.27)	11.10
2015	10.68	0.28	0.09	0.37	(0.27)	—	—	(0.27)	10.78
2014	10.88	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	10.68
2013	11.02	0.30	(0.13)	0.17	(0.30)	—	(0.01)	(0.31)	10.88
Class I (02/01)
2018(e)	10.78	0.17	(0.11)	0.06	(0.18)	—	—	(0.18)	10.66
2017	11.10	0.36	(0.31)	0.05	(0.37)	—	—	(0.37)	10.78
2016	10.78	0.37	0.29	0.66	(0.34)	—	—	(0.34)	11.10
2015	10.68	0.36	0.09	0.45	(0.35)	—	—	(0.35)	10.78
2014	10.88	0.36	(0.20)	0.16	(0.36)	—	—	(0.36)	10.68
2013	11.01	0.39	(0.13)	0.26	(0.38)	—	(0.01)	(0.39)	10.88
80      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.34%	$29,123	0.93%*	2.88%*	0.88%*	2.93%*	2%
0.32	26,201	0.93	3.08	0.89	3.13	11
6.08	26,461	0.91	3.17	0.89	3.19	8
4.00	23,741	0.92	3.11	0.89	3.15	27
1.55	23,740	0.92	3.23	0.89	3.27	11
2.11	31,576	0.90	3.25	0.88	3.27	18

0.01	3,005	1.73*	2.09*	1.68*	2.13*	2
(0.51)	2,966	1.73	2.28	1.69	2.33	11
5.23	2,552	1.71	2.33	1.69	2.36	8
3.17	1,142	1.72	2.28	1.69	2.31	27
3.36	172	1.72*	1.96*	1.69*	1.98*	11

0.18	2,265	1.38*	2.44*	1.33*	2.49*	2
(0.18)	2,339	1.38	2.63	1.34	2.68	11
5.60	2,805	1.37	2.72	1.34	2.75	8
3.61	2,784	1.38	2.68	1.34	2.72	27
1.03	3,013	1.37	2.78	1.34	2.81	11
1.63	3,897	1.36	2.85	1.33	2.87	18

0.15	3,331	1.48*	2.35*	1.43*	2.39*	2
(0.35)	3,549	1.48	2.54	1.44	2.58	11
5.50	3,885	1.47	2.62	1.44	2.65	8
3.52	4,183	1.47	2.56	1.44	2.60	27
0.87	4,946	1.47	2.69	1.44	2.73	11
1.56	8,693	1.45	2.66	1.43	2.68	18

0.52	33,841	0.73*	3.08*	0.68*	3.13*	2
0.48	28,202	0.73	3.28	0.69	3.33	11
6.25	27,439	0.71	3.37	0.69	3.39	8
4.27	25,569	0.72	3.31	0.69	3.34	27
1.64	26,400	0.72	3.43	0.69	3.47	11
2.37	37,054	0.70	3.49	0.68	3.51	18

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, when applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2017.
(f)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(g)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.
NUVEEN      81

Financial Highlights (Unaudited) (continued)
Oregon Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/99)
2018(d)	$10.32	$0.11	$(0.14)	$(0.03)	$(0.11)	$ —	$(0.11)	$10.18
2017	10.49	0.23	(0.17)	0.06	(0.23)	—	(0.23)	10.32
2016	10.30	0.26	0.20	0.46	(0.27)	—	(0.27)	10.49
2015	10.35	0.29	(0.05)	0.24	(0.29)	—	(0.29)	10.30
2014	10.46	0.30	(0.12)	0.18	(0.29)	—	(0.29)	10.35
2013	10.60	0.30	(0.13)	0.17	(0.31)	—**	(0.31)	10.46
Class C (02/14)
2018(d)	10.26	0.07	(0.14)	(0.07)	(0.07)	—	(0.07)	10.12
2017	10.43	0.15	(0.17)	(0.02)	(0.15)	—	(0.15)	10.26
2016	10.24	0.17	0.21	0.38	(0.19)	—	(0.19)	10.43
2015	10.29	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.24
2014(e)	10.16	0.04	0.15	0.19	(0.06)	—	(0.06)	10.29
Class C2 (01/11)(f)
2018(d)	10.30	0.08	(0.14)	(0.06)	(0.08)	—	(0.08)	10.16
2017	10.46	0.17	(0.16)	0.01	(0.17)	—	(0.17)	10.30
2016	10.27	0.20	0.20	0.40	(0.21)	—	(0.21)	10.46
2015	10.32	0.23	(0.05)	0.18	(0.23)	—	(0.23)	10.27
2014	10.43	0.24	(0.12)	0.12	(0.23)	—	(0.23)	10.32
2013	10.56	0.24	(0.12)	0.12	(0.25)	—**	(0.25)	10.43
Class I (08/97)
2018(d)	10.33	0.12	(0.14)	(0.02)	(0.12)	—	(0.12)	10.19
2017	10.50	0.25	(0.17)	0.08	(0.25)	—	(0.25)	10.33
2016	10.30	0.28	0.21	0.49	(0.29)	—	(0.29)	10.50
2015	10.35	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.30
2014	10.47	0.32	(0.13)	0.19	(0.31)	—	(0.31)	10.35
2013	10.60	0.32	(0.12)	0.20	(0.33)	—**	(0.33)	10.47
82      NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(0.26)%	$ 46,192	0.82%*	2.14%*	3%
0.61	44,776	0.81	2.24	25
4.54	56,755	0.83	2.51	11
2.32	48,822	0.84	2.77	7
1.79	45,231	0.85	2.94	4
1.61	57,578	0.83	2.81	9

(0.67)	3,483	1.62*	1.34*	3
(0.21)	4,066	1.61	1.44	25
3.73	3,788	1.62	1.69	11
1.51	2,505	1.64	1.94	7
1.89	545	1.65*	2.04*	4

(0.55)	5,775	1.37*	1.59*	3
0.12	6,708	1.36	1.69	25
3.95	8,079	1.38	1.97	11
1.74	8,602	1.39	2.24	7
1.20	10,632	1.40	2.39	4
1.14	15,663	1.38	2.24	9

(0.17)	161,838	0.62*	2.34*	3
0.78	160,000	0.61	2.44	25
4.82	160,225	0.62	2.69	11
2.50	105,356	0.64	2.97	7
1.87	86,520	0.65	3.14	4
1.88	115,815	0.63	3.02	9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2017.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.
NUVEEN      83

Notes to
Financial Statements (Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund ("Minnesota Intermediate"), Nuveen Minnesota Municipal Bond Fund ("Minnesota"), Nuveen Nebraska Municipal Bond Fund ("Nebraska") and Nuveen Oregon Intermediate Municipal Bond Fund ("Oregon Intermediate"), (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
The end of the reporting period for the Funds is November 30, 2017, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2017 (the "current fiscal period”).
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
The investment objective of each Fund is to provide maximum current income that is exempt from both federal income tax and its respective state income tax to the extent consistent with prudent investment risk.
The Funds' most recent prospectus provides further descriptions of each Fund's investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the following Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:
	Minnesota	Nebraska	Oregon Intermediate
Outstanding when-issued/delayed delivery purchase commitments	$2,507,448	$2,097,168	$1,410,064
Investment Income
Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
84      NUVEEN

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.
Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares of the Funds (except for Oregon Intermediate, which does not offer Class C1 Shares) are not available for new accounts or for additional investment into exisiting accounts, but Class C1 Shares can be issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge, but incur a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C, Class C1 and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Directors ("the Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 - Portfolio Securities and Investments in Derivatives.
NUVEEN      85

Notes to Financial Statements (Unaudited) (continued)
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Minnesota Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$351,074,939	$ —	$351,074,939
Short-Term Investments*:
Municipal Bonds	—	2,000,000	—	2,000,000
Total	$ —	$353,074,939	$ —	$353,074,939
86      NUVEEN

Minnesota	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$359,674,070	$ —	$359,674,070
Short-Term Investments*:
Municipal Bonds	—	7,975,000	—	7,975,000
Total	$ —	$367,649,070	$ —	$367,649,070

Nebraska	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$70,396,631	$ —	$70,396,631

Oregon Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$206,084,828	$ —	$206,084,828
Short-Term Investments*:
Municipal Bonds	—	4,300,000	—	4,300,000
Total	$ —	$210,384,828	$ —	$210,384,828

*	Refer to the Fund's Portfolio of Investments for industry classifications.
The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds' pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:
(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.
(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely- traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.
The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the
NUVEEN      87

Notes to Financial Statements (Unaudited) (continued)
short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the
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custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
Each Fund has an effective registration statement on file with the Securities and Exchange Commission ("SEC") to issue Class T Shares, which were not yet available for public offering at the time this report was issued.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/17		Year Ended 5/31/17
Minnesota Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	912,330	$ 9,536,629	3,127,399	$ 32,669,056
Class C	152,595	1,584,248	493,675	5,179,456
Class C1	1	15	—	—
Class C2	3,178	33,110	474	4,877
Class I	3,173,976	33,011,490	6,521,957	67,515,833
Shares issued to shareholders due to reinvestment of distributions:
Class A	119,252	1,243,749	244,509	2,558,766
Class C	12,675	131,326	24,279	252,318
Class C1	2,254	23,575	4,807	50,499
Class C2	5,993	62,273	13,226	137,938
Class I	96,229	998,470	133,416	1,387,859
	4,478,483	46,624,885	10,563,742	109,756,602
Shares redeemed:
Class A	(501,738)	(5,244,810)	(3,434,146)	(35,457,925)
Class C	(126,862)	(1,317,938)	(366,905)	(3,815,995)
Class C1	(10,625)	(111,682)	(26,082)	(278,067)
Class C2	(46,451)	(483,441)	(67,845)	(703,831)
Class I	(1,657,530)	(17,207,113)	(6,327,935)	(64,931,895)
	(2,343,206)	(24,364,984)	(10,222,913)	(105,187,713)
Net increase (decrease)	2,135,277	$ 22,259,901	340,829	$ 4,568,889

	Six Months Ended 11/30/17		Year Ended 5/31/17
Minnesota	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,461,823	$ 17,182,065	6,754,550	$ 79,064,661
Class C	361,490	4,242,159	1,002,685	11,835,244
Class C1	663	7,745	1,561	18,252
Class C2	124	1,458	2,802	32,513
Class I	1,891,925	22,201,500	6,617,810	77,227,575
Shares issued to shareholders due to reinvestment of distributions:
Class A	194,256	2,278,566	407,380	4,781,703
Class C	26,550	310,979	48,502	567,713
Class C1	11,572	135,163	26,083	305,174
Class C2	7,787	91,369	18,656	219,384
Class I	115,130	1,348,922	171,028	2,001,750
	4,071,320	47,799,926	15,051,057	176,053,969
Shares redeemed:
Class A	(1,094,261)	(12,843,615)	(6,888,388)	(79,491,678)
Class C	(229,897)	(2,697,287)	(366,784)	(4,251,156)
Class C1	(61,368)	(718,042)	(128,174)	(1,495,101)
Class C2	(63,349)	(744,889)	(118,104)	(1,371,668)
Class I	(1,099,342)	(12,910,486)	(4,712,917)	(54,124,655)
	(2,548,217)	(29,914,319)	(12,214,367)	(140,734,258)
Net increase (decrease)	1,523,103	$ 17,885,607	2,836,690	$ 35,319,711

NUVEEN      89

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/17		Year Ended 5/31/17
Nebraska	Shares	Amount	Shares	Amount
Shares sold:
Class A	452,715	$ 4,856,586	358,237	$ 3,902,909
Class C	23,494	251,571	119,627	1,295,054
Class C1	11	121	39	419
Class C2	—	—	17,052	183,489
Class I	736,425	7,910,260	573,348	6,167,311
Shares issued to shareholders due to reinvestment of distributions:
Class A	39,347	421,376	79,644	860,043
Class C	3,187	34,055	6,739	72,370
Class C1	2,738	29,126	6,212	66,667
Class C2	4,036	43,268	8,955	96,784
Class I	25,743	275,981	39,047	421,907
	1,287,696	13,822,344	1,208,900	13,066,953
Shares redeemed:
Class A	(189,598)	(2,035,637)	(389,570)	(4,151,407)
Class C	(19,933)	(213,157)	(80,799)	(861,249)
Class C1	(7,268)	(77,640)	(42,113)	(448,156)
Class C2	(20,763)	(223,068)	(46,682)	(502,700)
Class I	(203,403)	(2,186,828)	(467,561)	(5,022,509)
	(440,965)	(4,736,330)	(1,026,725)	(10,986,021)
Net increase (decrease)	846,731	$ 9,086,014	182,175	$ 2,080,932

	Six Months Ended 11/30/17		Year Ended 5/31/17
Oregon Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	451,580	$ 4,652,861	998,350	$ 10,394,486
Class C	29,526	301,800	159,195	1,633,221
Class C2	—	—	1,001	10,564
Class I	2,074,164	21,359,564	7,103,780	72,660,248
Shares issued to shareholders due to reinvestment of distributions:
Class A	45,978	472,091	112,556	1,160,837
Class C	2,480	25,316	5,705	58,456
Class C2	4,647	47,607	11,517	118,522
Class I	62,089	638,348	98,358	1,013,892
	2,670,464	27,497,587	8,490,462	87,050,226
Shares redeemed:
Class A	(297,006)	(3,060,098)	(2,183,560)	(22,176,929)
Class C	(83,975)	(858,236)	(131,943)	(1,329,142)
Class C2	(87,371)	(897,607)	(133,313)	(1,357,340)
Class I	(1,738,792)	(17,928,877)	(6,979,696)	(70,895,447)
	(2,207,144)	(22,744,818)	(9,428,512)	(95,758,858)
Net increase (decrease)	463,320	$ 4,752,769	(938,050)	$ (8,708,632)
5.  Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Purchases	$42,656,285	$51,080,953	$10,119,119	$ 7,061,392
Sales and maturities	22,613,697	27,739,554	1,369,883	12,141,498
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
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For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Tax cost of investments	$341,219,802	$351,397,935	$67,976,043	$204,864,629
Gross unrealized:
Appreciation	$ 12,194,711	$ 16,350,893	$ 2,639,248	$ 6,032,174
Depreciation	(339,574)	(99,758)	(218,660)	(511,975)
Net unrealized appreciation (depreciation) of investments	$ 11,855,137	$ 16,251,135	$ 2,420,588	$ 5,520,199
Permanent differences, primarily due to the federal taxes paid, expiration of capital loss carryforwards and taxable market discount, resulted in reclassifications among the Funds' components of net assets as of May 31, 2017, the Funds' last tax year end, as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Capital paid-in	$ (12)	$ (12)	$(199,036)	$ (12)
Undistributed (Over-distribution of) net investment income	—	—	—	—
Accumulated net realized gain (loss)	12	12	199,036	12
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2017, the Funds' last tax year end, were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Undistributed net tax-exempt income[1]	$740,120	$ —	$180,840	$374,923
Undistributed net ordinary income[2]	—	309,066	—	—
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2017 through May 31, 2017, and paid on June 1, 2017.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2017, was designated for purposes of the dividends paid deduction as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Distributions from net tax-exempt income	$9,789,546	$10,810,717	$1,939,106	$5,238,853
Distributions from net ordinary income[2]	—	18,083	87,879	—
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2017, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.
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Notes to Financial Statements (Unaudited) (continued)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Expiration:
May 31, 2018	$ —	$ —	$ 36,230	$ —
Not subject to expiration	1,686,901	9,000,300	2,201,141	2,974,431
Total	$1,686,901	$9,000,300	$2,237,371	$2,974,431
As of May 31, 2017, the Fund's last tax year end, $199,024 of Nebraska's capital loss carryforward expired.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
For the period June 1, 2017 through July 31, 2017, the annual Fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For net assets over $2 billion	0.2750	0.2750	0.2750	0.2750
Effective August 1, 2017, the annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
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The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2017, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Minnesota Intermediate	0.1829%
Minnesota	0.1752%
Nebraska	0.1803%
Oregon Intermediate	0.1851%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of Nebraska so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed of the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. This expense limitation may be terminated prior to the date listed below only with the approval of the Board.
Fund	Expense Cap	Expense Cap Expiration Date
Nebraska	0.70%	July 31, 2019
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the following Fund engaged in inter-fund trades pursuant to these procedures as follows:
Inter-Fund Trades	Minnesota
Purchases	$753,833
Sales	—
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
NUVEEN      93

Notes to Financial Statements (Unaudited) (continued)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Sales charges collected	$82,007	$187,966	$66,137	$28,945
Paid to financial intermediaries	75,894	173,637	62,290	28,347
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Commission advances	$69,202	$126,321	$38,794	$28,918
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
12b-1 fees retained	$17,347	$45,688	$4,921	$5,029
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
CDSC retained	$2,579	$20,880	$1,010	$5,417
8.  Borrowing Arrangements
Uncommitted Line of Credit
During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, they did not have any outstanding balances during the current fiscal period.
The Unsecured Credit Line was not renewed after its scheduled termination date of July 27, 2017.
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $3 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2018 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, Oregon Intermediate utilized this facility. The Fund’s maximum outstanding daily balance during the utilization period was $2,500,000. The Fund’s average daily balance outstanding and average annual interest rate during the utilization period was $1,571,429 and
94      NUVEEN

2.39%, respectively. Borrowings outstanding as of the end of the reporting period, if any, are recognized as "Borrowings" on the Statement of Assets and Liabilities. Minnesota, Minnesota Intermediate and Nebraska did not utilize the facility during the current fiscal period.
9.  New Accounting Pronouncements
Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
During March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.
NUVEEN      95

Additional
Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
U.S. Bank National
Association
1555 North RiverCenter Drive
Suite 302
Milwaukee, WI 53212
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
Boston Financial
Data Services, Inc.
Nuveen Investor Services
P.O. Box 8530
Boston, MA 02266-8530
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
96      NUVEEN

Glossary of Terms
Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Minnesota Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
NUVEEN      97

Glossary of Terms Used in this Report (continued)
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.
S&P Municipal Bond Intermediate Index: Contains all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
98      NUVEEN

Notes
NUVEEN      99

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mf
Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com
MSA-FTFI-1117D366891-INV-B-01/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By	(Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme Vice President and Secretary

Date: February 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: February 7, 2018

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 7, 2018